------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: April 30, 2008

                                                        Estimated average burden
                                                        hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21531
                                  ----------------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103      Richmond, Virginia            23226
--------------------------------------------------------------------------------
         (Address of principal executive offices)                (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                     ---------------------------

Date of fiscal year end:         June 30, 2007
                          ---------------------------------------------

Date of reporting period:        June 30, 2007
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                             TFS MARKET NEUTRAL FUND

                               TFS SMALL CAP FUND

                          ----------------------------
                              EACH A SERIES OF THE
                          TFS CAPITAL INVESTMENT TRUST
                          ----------------------------

                                  ANNUAL REPORT
                                  JUNE 30, 2007

                       [GRAPHIC OMITTED] TFS
                                         CAPITAL (R)

            For more information or assistance in opening an account,
                     please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS
================================================================================

August 22, 2007

Dear Shareholder,

Enclosed is the Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX) and the TFS Small Cap Fund (ticker: TFSSX) for the fiscal year ended June 30, 2007. On behalf of the investment manager, TFS Capital LLC ("TFS"), I'd like to thank you for your investment. Below are performance highlights for the mutual funds included in this report. Please note that there is a "Special Update" section at the end of this letter which describes the recent difficult period in the financial markets which adversely affected both Funds shortly after the end of the fiscal year.

TFS MARKET NEUTRAL FUND (TICKER: TFSMX)

The TFS Market Neutral Fund continued to perform well during the recent fiscal year posting a 19.18% return. The Fund's return was in line with its benchmark, the S&P 500 Index, which posted a 20.59% return over the period. From inception through the fiscal year-end of June 30, 2007, TFSMX generated a 15.09% average annual return and an annualized standard deviation of 5.90%, whereas the S&P 500 Index generated a 13.07% average annual return and an annualized standard deviation of 10.36%. Therefore, from inception through June 30, 2007, TFSMX produced an annual return equal to 115% of the S&P 500 Index while subjecting investors to only 57% of the volatility. Given a slightly positive market exposure (beta) since inception, the strength of the overall U.S. equity market did contribute to the Fund's strong performance over the periods noted. However, most of the performance can be attributed to equity selection by the manager. In other words, the models utilized by the manager to assist in picking stocks were generally successful at predicting the relative price movement of stocks within the Fund's target universe.

TFS SMALL CAP FUND (TICKER: TFSSX)

Through June 30, 2007, TFSSX continued to achieve its objective of outperforming the Russell 2000(R) Index. TFSSX posted a 25.93% return for the fiscal year ended June 30, 2007, which compares favorably to the Russell 2000(R) Index's return of 16.43%. From inception on March 7, 2006, through the recent fiscal year-end, it generated an average annual return of 22.68% versus 13.03% for the Russell 2000(R) Index. It is also noteworthy that TFSSX achieved this performance while having a beta versus the Russell 2000(R) Index of 0.89, indicating that the Fund's risk-adjusted returns would demonstrate even more favorable separation from the Index. The Fund's incremental return above its benchmark can be attributed to the success of the factor models utilized by the manager.

For both Funds, there were no material changes to the investing strategy during the period that impacted performance. As described in the prospectus, TFS develops quantitative models through rigorous historical analysis of the stock market. These models help the manager make objective decisions that we believe improve performance.

SPECIAL UPDATE: RECENT FUND PERFORMANCE

TFSMX suffered its worst performance drawdown since inception in the weeks following the end of the fiscal year. The peak-to-valley drawdown, which occurred from July 12 through August 9, saw the net asset value ("NAV") for TFSMX fall from an all time high of $14.85 to $12.77 (a 14.01% drop in value). Most of the drop in NAV occurred in early August. The drop in NAV is noteworthy because it was much larger than any prior drop for TFSMX and it was unusually large for a quantitative long-short equity fund. It is worth noting that TFSMX has performed well since August 9. In addition, the performance of TFSMX from inception through the date of this letter, August 22, 2007, is still strong. Specifically, the Fund achieved an average annual return since inception of 10.95%. Moreover, its risk-adjusted performance continues to place it among the best long-short mutual funds with an average annual alpha of 7.82%.

TFSSX also experienced difficulties for a short period in early August as evidenced by its return relative to the Russell 2000(R) Index. For example, from July 31 through August 9, TFSSX dropped 7.5% while the Russell 2000(R) Index appreciated 1.1% (a separation of 8.7 percentage points over a period of seven days). However, similar to TFSMX, the Fund has performed well since August 9 and the since inception performance of TFSSX continues to be strong through the date of this letter. As of the close of business on August 22, 2007, TFSSX achieved an average annual return of 12.22% versus 8.52% for the Russell 2000(R) Index.

The very recent performance of the Funds is disappointing to us, as it should be to our investors. This short-term underperformance appears to be the result of the Funds having significant portfolio overlap with that of several large institutional long-short managers that chose to rapidly close some of their positions. As such, the other managers' trading appears to have caused a short-term liquidity crunch, resulting in the relative value of securities to get out of line. TFS believes that the unusual performance was a temporary anomaly and that there was not a fundamental reason to explain the price changes that occurred. Fortunately, TFS is a small independent money-management firm that does not leverage borrowed money as a key component of its strategy. The Funds managed by TFS are not facing liquidity problems and the portfolio management team is working hard to capitalize on the opportunities presented by the disjointed marketplace. Moreover, TFS will be working to explore ways to modify its portfolio construction in an effort to mitigate this risk in the future.

If there is a silver-lining to the recent events, it is that the Funds appear to be providing investment opportunities that are highly correlated to sophisticated investment managers and hedge funds which are generally only available to extremely wealthy individuals and institutions. Overall, the portfolio management team remains confident and is committed to the long-term success of the Funds. Please do not hesitate to contact me if you would like to discuss this situation further.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end, are available at www.TFSCapital.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds' prospectuses contain this and other important information. To obtain a copy of the TFS Funds' prospectus please visit www.TFSCaptial.com or call 1-888-534-2001 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The TFS Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

TFS MARKET NEUTRAL FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                TFS MARKET NEUTRAL FUND VERSUS THE S&P 500 INDEX

                                [GRAPHIC OMITTED]

             TFS Market Neutral Fund                S&P 500 Index
             -----------------------                -------------
             9/7/2004      $ 10,000              9/7/2004      $10,000
            9/30/2004        10,240             9/30/2004        9,951
           12/31/2004        10,347            12/31/2004       10,869
            3/31/2005        10,297             3/31/2005       10,636
            6/30/2005        10,377             6/30/2005       10,781
            9/30/2005        10,748             9/30/2005       11,170
           12/31/2005        10,955            12/31/2005       11,403
            3/31/2006        11,766             3/31/2006       11,883
            6/30/2006        12,457             6/30/2006       11,712
            9/30/2006        12,337             9/30/2006       12,375
           12/31/2006        13,605            12/31/2006       13,204
            3/31/2007        13,951             3/31/2007       13,289
            6/30/2007        14,846             6/30/2007       14,123


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                  --------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(a)
                       FOR THE PERIODS ENDED JUNE 30, 2007

                           1 Year   Since Inception(b)
                           ------   ------------------
                            19.18%        15.09%
                  --------------------------------------------

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Initial public offering of shares was September 7, 2004.

TFS SMALL CAP FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                TFS SMALL CAP FUND VERSUS THE RUSSELL 2000 INDEX

                                [GRAPHIC OMITTED]


              TFS Small Cap Fund                Russell 2000 Index
              ------------------                ------------------
             3/7/2006    $ 10,000              3/7/2006    $ 10,000
            3/31/2006      10,580             3/31/2006      10,623
            4/30/2006      10,730             4/30/2006      10,622
            5/31/2006      10,160             5/31/2006      10,025
            6/30/2006      10,390             6/30/2006      10,090
            7/31/2006      10,000             7/31/2006       9,761
            8/31/2006      10,160             8/31/2006      10,050
            9/30/2006      10,130             9/30/2006      10,134
           10/31/2006      10,790            10/31/2006      10,717
           11/30/2006      11,240            11/30/2006      11,000
           12/31/2006      11,473            12/31/2006      11,036
            1/31/2007      11,723             1/31/2007      11,221
            2/28/2007      11,503             2/28/2007      11,132
            3/31/2007      11,833             3/31/2007      11,251
            4/30/2007      12,163             4/30/2007      11,453
            5/31/2007      12,734             5/31/2007      11,922
            6/30/2007      13,084             6/30/2007      11,748


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                  --------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(a)
                       FOR THE PERIODS ENDED JUNE 30, 2007

                           1 Year   Since Inception(b)
                           ------   ------------------
                            25.93%        22.68%
                  --------------------------------------------

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Initial public offering of shares was March 7, 2006.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
JUNE 30, 2007 (UNAUDITED)
================================================================================

                    TFS MARKET NEUTRAL FUND VS S&P 500 INDEX
                              NET SECTOR EXPOSURE*

                                [GRAPHIC OMITTED]

                              TFS Market    S&P 500
                             Neutral Fund    Index
                             ----------------------
Consumer Discretionary           -3.5%       10.2%
Consumer Staples                 -2.3%        9.3%
Energy                            2.5%       10.8%
Financials                        0.7%       20.9%
Health Care                      -0.6%       11.8%
Industrials                       1.9%       11.1%
Information Technology           15.1%       15.5%
Materials                         3.1%        3.1%
Telecommunication Services        4.2%        3.7%
Utilities                         0.0%        3.5%
Closed-End Funds                 11.4%        0.0%

* The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

TOP 10 LONG POSITIONS                            TOP 10 SHORT POSITIONS
----------------------------------------------   ------------------------------------
                                       % OF                                   % OF
SECURITY DESCRIPTION                NET ASSETS   SECURITY DESCRIPTION      NET ASSETS
----------------------------------------------   ------------------------------------
ICO, Inc.                              1.13%     SurModics, Inc.             -0.73%
Sun Hydraulics Corp.                   1.12%     FiberTower Corp.            -0.60%
Cynosure, Inc. - Class A               1.11%     Greenhill & Co., Inc.       -0.60%
Koppers Holdings, Inc.                 1.10%     Steak n Shake Co. (The)     -0.58%
Synchronoss Technologies, Inc.         1.10%     Itron, Inc.                 -0.58%
Ameristar Casinos, Inc.                1.09%     Wabash National Corp.       -0.58%
Perini Corp.                           1.09%     3D Systems Corp.            -0.56%
MEDTOX Scientific, Inc.                1.09%     MannKind Corp.              -0.56%
Spectrum Control, Inc.                 1.07%     Ultratech, Inc.             -0.56%
American Railcar Industries, Inc.      1.04%     DTS, Inc.                   -0.55%

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
JUNE 30, 2007 (UNAUDITED)
================================================================================

                               TFS SMALL CAP FUND
                       SECTOR ALLOCATION (% OF NET ASSETS)

                                [GRAPHIC OMITTED]

                              TFS Small
                               Cap Fund
                              ---------
Consumer Discretionary          11.9%
Energy                           5.3%
Financials                      17.7%
Health Care                     14.3%
Industrials                     12.5%
Information Technology          23.4%
Materials                        9.4%
Telecommunications Services      4.9%
Other                            0.6%

TOP 10 POSITIONS
--------------------------------------------
                                     % OF
SECURITY DESCRIPTION              NET ASSETS
--------------------------------------------
Sun Hydraulics Corp.                 1.14%
Gardner Denver, Inc.                 1.13%
Terra Nitrogen Co., L.P.             1.13%
Buckeye Technologies, Inc.           1.13%
Oceaneering International, Inc.      1.12%
Nextest Systems Corp.                1.12%
Vocus, Inc.                          1.11%
Rimage Corp.                         1.11%
Cynosure, Inc. - Class A             1.10%
Syniverse Holdings, Inc.             1.09%

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007
================================================================================
                                                      TFS            TFS
                                                    MARKET          SMALL
                                                 NEUTRAL FUND     CAP FUND
--------------------------------------------------------------------------------
ASSETS
Investments in securities:
  At acquisition cost ........................   $190,490,899   $  5,198,340
                                                 ============   ============
  At value (Note 2) ..........................   $202,053,548   $  5,604,237
Deposits with brokers for securities
  sold short (Note 2) ........................    140,761,211             --
Dividends receivable .........................        322,134          4,146
Receivable for investment securities sold ....     25,217,248        930,468
Receivable for capital shares sold ...........      8,538,361             --
Receivable from Adviser (Note 4) .............             --         10,279
Other assets .................................         34,801         11,291
                                                 ------------   ------------
  TOTAL ASSETS ...............................    376,927,303      6,560,421
                                                 ------------   ------------

LIABILITIES
Bank overdraft ...............................      7,532,781        154,459
Securities sold short, at value (Note 2)
   (proceeds $135,719,879) ...................    133,293,718             --
Payable for investment securities purchased ..     24,048,059        755,575
Payable for capital shares redeemed ..........        165,766             --
Dividends payable on securities sold short
  (Note 2) ...................................        130,151             --
Payable to Adviser (Note 4) ..................        301,692             --
Payable to administrator .....................         26,900          6,000
Other accrued expenses .......................         42,034          6,850
                                                 ------------   ------------
  TOTAL LIABILITIES ..........................    165,541,101        922,884
                                                 ------------   ------------

NET ASSETS ...................................   $211,386,202   $  5,637,537
                                                 ============   ============

NET ASSETS CONSIST OF:
Paid-in capital ..............................   $194,642,266   $  4,482,393
Accumulated undistributed net investment
  income .....................................         75,557             --
Undistributed net realized gains from
  security transactions ......................      2,679,569        749,247
Net unrealized appreciation on:
  Investments ................................     11,562,649        405,897
  Short positions ............................      2,426,161             --
                                                 ------------   ------------
NET ASSETS ...................................   $211,386,202   $  5,637,537
                                                 ============   ============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
   no par value) .............................     14,488,688        430,941
                                                 ============   ============

Net asset value, redemption price and
  offering price per share (a) (Note 2) ......   $      14.59   $      13.08
                                                 ============   ============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2007
================================================================================
                                                         TFS           TFS
                                                       MARKET         SMALL
                                                    NEUTRAL FUND    CAP FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends .....................................   $ 2,524,275    $   60,513
                                                    -----------    ----------

EXPENSES
  Investment advisory fees (Note 4) .............     1,784,122        69,197
  Dividend expense on securities sold short
    (Note 2) ....................................       466,361            --
  Administration fees (Note 4) ..................       106,304        24,000
  Custodian fees ................................        84,961        19,783
  Accounting services fees (Note 4) .............        37,913        30,408
  Professional fees .............................        34,668        18,175
  Transfer agent fees (Note 4) ..................        30,684        18,000
  Registration fees .............................        29,013        15,200
  Insurance expense .............................         9,810         9,810
  Compliance service fees (Note 4) ..............         9,000         9,000
  Pricing fees ..................................        13,020         3,112
  Trustees' fees and expenses ...................         6,266         6,266
  Printing of shareholder reports ...............         9,882         2,397
  Postage and supplies ..........................         6,594         3,102
  Other expenses ................................         4,565         4,346
                                                    -----------    ----------
    TOTAL EXPENSES ..............................     2,633,163       232,796
  Fees waived and expenses reimbursed (Note 4) ..      (184,445)     (140,996)
                                                    -----------    ----------
    NET EXPENSES ................................     2,448,718        91,800
                                                    -----------    ----------

NET INVESTMENT INCOME (LOSS) ....................        75,557       (31,287)
                                                    -----------    ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS AND SECURITIES SOLD SHORT
  Net realized gains (losses) from security
    transactions of:
    Investments .................................     9,769,096       780,531
    Securities sold short .......................    (6,885,849)           --
  Net change in unrealized appreciation on:
    Investments .................................    10,627,956       345,551
    Securities sold short .......................     1,596,711            --
                                                    -----------    ----------

NET REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS ..........................    15,107,914     1,126,082
                                                    -----------    ----------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ...............................   $15,183,471    $1,094,795
                                                    ===========    ==========

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================
                                                                    YEAR           YEAR
                                                                    ENDED          ENDED
                                                                  JUNE 30,       JUNE 30,
                                                                    2007           2006
------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ..............................   $     75,557   $   (80,529)
  Net realized gains (losses) from security transactions of:
    Investments .............................................      9,769,096     1,584,702
    Short positions .........................................     (6,885,849)     (740,438)
  Net change in unrealized appreciation on:
    Investments .............................................     10,627,956       445,432
    Short positions .........................................      1,596,711     1,046,248
                                                                ------------   -----------
Net increase in net assets from operations ..................     15,183,471     2,255,415
                                                                ------------   -----------

FROM DISTRIBUTIONS
  Distributions from net realized gains
    from security transactions ..............................       (877,699)       (5,568)
                                                                ------------   -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .................................    183,577,660    20,451,758
  Net asset value of shares issued in
    reinvesment of distributions to shareholders ............        819,201         5,398
  Proceeds from redemption fees collected (Note 2) ..........         83,852         3,471
  Payments for shares redeemed ..............................     (9,878,017)   (8,333,455)
                                                                ------------   -----------
Net increase in net assets from capital share transactions ..    174,602,696    12,127,172
                                                                ------------   -----------

TOTAL INCREASE IN NET ASSETS ................................    188,908,468    14,377,019

NET ASSETS
  Beginning of year .........................................     22,477,734     8,100,715
                                                                ------------   -----------
  End of year ...............................................   $211,386,202   $22,477,734
                                                                ============   ===========

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME .....................................   $     75,557   $        --
                                                                ============   ===========

CAPITAL SHARE ACTIVITY
  Shares sold ...............................................     13,360,163     1,753,977
  Shares issued in reinvestment of
    distributions to shareholders ...........................         61,272           494
  Shares redeemed ...........................................       (739,689)     (728,425)
                                                                ------------   -----------
  Net increase in shares outstanding ........................     12,681,746     1,026,046
  Shares outstanding, beginning of year .....................      1,806,942       780,896
                                                                ------------   -----------
  Shares outstanding, end of year ...........................     14,488,688     1,806,942
                                                                ============   ===========

See accompanying notes to financial statements.

TFS SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================
                                                                    YEAR          PERIOD
                                                                   ENDED          ENDED
                                                                  JUNE 30,       JUNE 30,
                                                                    2007         2006 (a)
------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss .......................................   $   (31,287)   $    (4,256)
  Net realized gains from security transactions .............       780,531          5,527
  Net change in unrealized appreciation on investments ......       345,551         60,346
                                                                -----------    -----------
Net increase in net assets from operations ..................     1,094,795         61,617
                                                                -----------    -----------

FROM DISTRIBUTIONS
  Distributions from net realized gains
    from security transactions ..............................        (1,268)            --
                                                                -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .................................       693,985      3,870,079
  Net asset value of shares issued in
    reinvesment of distributions to shareholders ...........          1,250             --
  Proceeds from redemption fees collected (Note 2) ..........           645             --
  Payments for shares redeemed ..............................       (83,566)            --
                                                                -----------    -----------
Net increase in net assets from capital share transactions ..       612,314      3,870,079
                                                                -----------    -----------

TOTAL INCREASE IN NET ASSETS ................................     1,705,841      3,931,696
NET ASSETS
  Beginning of period .......................................     3,931,696             --
                                                                -----------    -----------
  End of period .............................................   $ 5,637,537    $ 3,931,696
                                                                ===========    ===========

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME ....................................    $        --    $        --
                                                                ===========    ===========

CAPITAL SHARE ACTIVITY
  Shares sold ...............................................        60,077        378,339
  Shares issued in reinvestment of
    distributions to shareholders ...........................           109             --
  Shares redeemed ...........................................        (7,584)            --
                                                                -----------    -----------
  Net increase in shares outstanding ........................        52,602        378,339
  Shares outstanding, beginning of period ...................       378,339             --
                                                                -----------    -----------
  Shares outstanding, end of period .........................       430,941        378,339
                                                                ===========    ===========

(a) Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
========================================================================================================
                                                                     YEAR         YEAR          PERIOD
                                                                     ENDED       ENDED          ENDED
PER SHARE DATA FOR A SHARE OUTSTANDING                             JUNE 30,     JUNE 30,       JUNE 30,
THROUGHOUT EACH PERIOD:                                              2007         2006         2005 (a)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................   $    12.44   $    10.37     $    10.00
                                                                  ----------   ----------     ----------

Income (loss) from investment operations:
  Net investment income (loss) ................................         0.01        (0.04)         (0.11)
  Net realized and unrealized gains on investments ............         2.35         2.12           0.49
                                                                  ----------   ----------     ----------
Total from investment operations ..............................         2.36         2.08           0.38
                                                                  ----------   ----------     ----------

Less distributions:
  Distributions from net realized gains
    from security transactions ................................        (0.22)       (0.01)            --
  Distributions in excess of net realized
    gains (losses) from security transactions .................           --           --          (0.01)
                                                                  ----------   ----------     ----------
Total distributions ...........................................        (0.22)       (0.01)         (0.01)
                                                                  ----------   ----------     ----------

Proceeds from redemption fees collected (Note 2) ..............         0.01         0.00(b)        0.00(b)
                                                                  ----------   ----------     ----------

Net asset value at end of period ..............................   $    14.59   $    12.44     $    10.37
                                                                  ==========   ==========     ==========

Total return (c) ..............................................        19.18%       20.04%          3.77%(d)
                                                                  ==========   ==========     ==========

RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (000's) ........................    $  211,386   $   22,478     $    8,101
                                                                  ==========   ==========     ==========

  Ratio of gross expenses to average net assets ...............         3.30%        5.10%          6.82%(g)

  Ratio of net expenses to average net assets (e) .............         3.07%        3.21%          3.26%(g)

  Ratio of net expenses to average net assets
    excluding dividend expense (e) (f) ........................         2.48%        2.49%          2.49%(g)

  Ratio of net investment income (loss)
    to average net assets (f) .................................         0.09%       (0.69%)        (1.77%)(g)

  Portfolio turnover rate .....................................          492%         398%           368%(g)

(a) Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(f) Dividend expense totaled 0.59%, 0.72% and 0.77% (g) of average net assets for the periods ended June 30, 2007, 2006 and 2005, respectively.

(g)   Annualized.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS
=================================================================================
                                                             YEAR         PERIOD
                                                            ENDED         ENDED
PER SHARE DATA FOR A SHARE OUTSTANDING                     JUNE 30,      JUNE 30,
THROUGHOUT EACH PERIOD:                                      2007        2006 (a)
---------------------------------------------------------------------------------
Net asset value at beginning of period ................   $   10.39     $   10.00
                                                          ---------     ---------

Income (loss) from investment operations:
  Net investment loss .................................       (0.07)        (0.01)
  Net realized and unrealized gains on investments ....        2.76          0.40
                                                          ---------     ---------
Total from investment operations ......................        2.69          0.39
                                                          ---------     ---------

Less distributions:
  Distributions from net realized gains
    from security transactions ........................        0.00(b)       --
                                                          ---------     ---------

Proceeds from redemption fees collected (Note 2) ......        0.00(b)       --
                                                          ---------     ---------

Net asset value at end of period ......................   $   13.08     $   10.39
                                                          =========     =========

Total return (c) ......................................       25.93%         3.90%(d)
                                                          =========     =========

RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (000's) .................   $   5,638     $   3,932
                                                          =========     =========

  Ratio of gross expenses to average net assets .......        5.14%         8.18%(f)

  Ratio of net expenses to average net assets (e) .....        2.03%         1.72%(f)

  Ratio of net investment loss to average net assets ..       (0.69%)       (0.69%)(f)

  Portfolio turnover rate .............................         419%          184%(f)

(a) Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(f)   Annualized.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
================================================================================
 SHARES   COMMON STOCKS -- 84.2%                                        VALUE
--------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY -- 12.1%
 59,834   Aftermarket Technology Corp. (a)(b) ...................   $  1,775,873
  4,300   Allegiant Travel Co. (a) ..............................        132,182
121,592   Amerigon, Inc. (a)(b) .................................      2,187,440
 66,600   Ameristar Casinos, Inc. (b) ...........................      2,313,684
  1,000   Beasley Broadcast Group, Inc. .........................          8,900
 17,635   Benihana, Inc. (a)(b) .................................        353,934
 16,116   Benihana, Inc. - Class A (a)(b) .......................        322,320
 46,229   Capella Education Co. (a)(b) ..........................      2,127,921
 35,700   CEC Entertainment, Inc. (a)(b) ........................      1,256,640
 17,383   CSS Industries, Inc. (b) ..............................        688,541
    500   Delta Apparel, Inc. ...................................          9,075
 33,317   Frozen Food Express Industries, Inc. ..................        337,834
102,761   FTD Group, Inc. (b) ...................................      1,891,830
  5,300   Hartmarx Corp. (a) ....................................         42,241
 17,900   Hayes Lemmerz International, Inc. (a) .................         95,765
 22,100   Kforce, Inc. (b) ......................................        353,158
 89,000   Knoll, Inc. (a)(b) ....................................      1,993,600
  5,295   Miller Industries, Inc. (a) ...........................        132,905
120,926   Morton's Restaurant Group, Inc. (a)(b) ................      2,189,970
 40,700   Movado Group, Inc. (b) ................................      1,373,218
148,394   New Frontier Media, Inc. (b) ..........................      1,293,996
 39,300   Nexstar Broadcasting Group, Inc. - Class A (a)(b) .....        516,402
 43,306   PriceSmart, Inc. (b) ..................................      1,070,957
 88,472   Red Lion Hotels Corp. (a)(b) ..........................      1,136,865
 22,100   Steven Madden Ltd. (b) ................................        723,996
 28,341   UniFirst Corp. (b) ....................................      1,248,421
  5,300   U.S. Auto Parts Network, Inc. (a) .....................         50,138
                                                                    ------------
                                                                      25,627,806
                                                                    ------------
          CONSUMER STAPLES -- 0.2%
 11,500   Cal-Maine Foods, Inc. .................................        188,370
  5,900   Sally Beauty Holdings, Inc. (a) .......................         53,100
  8,800   Sealy Corp. ...........................................        145,376
                                                                    ------------
                                                                         386,846
                                                                    ------------
          ENERGY -- 4.7%
 33,600   Abraxas Petroleum Corp. (a)  ..........................        150,864
    200   Adams Resources & Energy, Inc. ........................          5,968
 13,000   Alon USA Energy, Inc. (b) .............................        572,130
  7,400   Basic Energy Services, Inc. (a) .......................        189,218
 10,300   Bois d'Arc Energy, Inc. (a) ...........................        175,409
 14,700   Bolt Technology Corp. (a)(b) ..........................        647,388
 12,700   Complete Production Services, Inc. (a)(b) .............        328,295
  9,895   Contango Oil & Gas Co. (a)(b) .........................        359,089
  2,930   CREDO Petroleum Corp. (a) .............................         38,969
 14,211   Double Eagle Petroleum Co. (a) ........................        253,524
 58,900   Global Industries Ltd. (a)(b) .........................      1,579,698
    300   Green Plains Renewable Energy, Inc. (a) ...............          5,271

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS -- 84.2% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          ENERGY -- 4.7% (CONTINUED)
 13,200   Gulfport Energy Corp. (a) .............................   $    263,736
 18,000   Oceaneering International, Inc. (a)(b) ................        947,520
  2,200   Panhandle Oil & Gas, Inc. .............................         62,216
 45,100   Parker Drilling Co. (a)(b) ............................        475,354
 49,853   Particle Drilling Technologies, Inc. (a) ..............        109,677
 50,245   Penn Virginia Resource Partners, L.P. (b) .............      1,562,619
  4,100   St. Mary Land & Exploration Co. .......................        150,142
 55,448   T-3 Energy Services, Inc. (a)(b) ......................      1,854,736
  7,700   US BioEnergy Corp. (a) ................................         87,472
  8,000   Venoco, Inc. (a) ......................................        149,360
                                                                    ------------
                                                                       9,968,655
                                                                    ------------
          FINANCIALS -- 9.5%
 11,560   Affirmative Insurance Holdings, Inc. ..................        176,290
 17,137   American Land Lease, Inc. (b) .........................        428,425
  1,225   AmREIT, Inc. - Class A ................................         10,719
 27,400   Associated Estates Realty Corp. (b) ...................        427,166
  5,400   Bancorp, Inc. (The) (a) ...............................        120,744
  3,880   Bancorp Rhode Island, Inc. ............................        148,410
  1,876   Bridge Capital Holdings (a) ...........................         44,461
  3,837   Brooke Corp. ..........................................         56,749
 37,665   BRT Realty Trust (b) ..................................        979,667
 15,200   Capital Lease Funding, Inc. ...........................        163,400
 44,104   Capstead Mortgage Corp. (b) ...........................        427,809
 10,000   Cogdell Spencer, Inc. .................................        205,900
 46,222   Consumer Portfolio Services, Inc. (a) .................        288,887
 18,681   Darwin Professional Underwriters, Inc. (a)(b) .........        470,201
  1,100   Diamond Hill Investment Group, Inc. (a) ...............         99,825
    100   Eagle Bancorp, Inc. ...................................          1,654
    100   Eastern Virginia Bankshares, Inc. .....................          2,200
112,088   eHealth, Inc. (a)(b) ..................................      2,139,760
  4,290   Epoch Holdings Corp. (a) ..............................         57,443
 68,567   Evercore Partners, Inc. (b) ...........................      2,041,240
  1,726   FBL Financial Group, Inc. .............................         67,866
 16,100   Feldman Mall Properties, Inc. .........................        183,540
     81   Fidelity Southern Corp. ...............................          1,369
  1,670   Firstbank Corp. .......................................         32,131
    200   First Defiance Financial Corp. ........................          5,964
  5,684   First Security Group, Inc. ............................         61,387
  2,000   Gateway Financial Holdings, Inc. ......................         29,220
    638   German American Bancorp, Inc. .........................          8,773
  6,800   GFI Group, Inc. (a)(b) ................................        492,864
  1,500   Hallmark Financial Services, Inc. (a) .................         18,180
    300   Heritage Financial Corp. ..............................          7,171
 39,170   International Assets Holding Corp. (a)(b) .............        910,702
 65,200   IPC Holdings Ltd. (b) .................................      2,105,308
  1,600   K-Fed Bancorp .........................................         25,104
 19,600   KKR Financial Holdings LLC ............................        488,236
    556   Legacy Bancorp, Inc. ..................................          8,312
 45,198   Mission West Properties, Inc. (b) .....................        630,060

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS -- 84.2% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          FINANCIALS -- 9.5% (CONTINUED)
  1,034   Monmouth Real Estate Investment Corp. - Class A .......   $      8,985
 14,201   One Liberty Properties, Inc. (b) ......................        323,215
  1,181   Pacific Continental Corp. .............................         19,132
 24,000   Patriot Capital Funding, Inc. (b) .....................        356,400
  1,421   Peoples BancTrust Co., Inc. (The) .....................         35,298
  1,132   PMC Commercial Trust ..................................         14,886
 10,264   Preferred Bank ........................................        410,560
    587   Pulaski Financial Corp. ...............................          8,917
 10,300   Resource Capital Corp. ................................        143,994
  5,585   Riverview Bancorp, Inc. ...............................         76,626
  6,632   Santander BanCorp .....................................         98,552
 14,876   Supertel Hospitality, Inc. ............................        126,000
 50,820   Thomas Properties Group, Inc. (b) .....................        812,104
  7,653   TIB Financial Corp. ...................................         98,341
178,600   TradeStation Group, Inc. (a)(b) .......................      2,080,690
  5,050   UMH Properties, Inc. ..................................         71,660
 60,397   Universal American Financial Corp. (a)(b) .............      1,285,248
 15,200   Universal Insurance Holdings, Inc. ....................         94,240
  4,300   Vestin Realty Mortgage II, Inc. .......................         24,811
  8,700   Westfield Financial, Inc. .............................         86,739
 14,763   Westwood Holdings Group, Inc. (b) .....................        504,304
                                                                    ------------
                                                                      20,047,839
                                                                    ------------
          HEALTH CARE -- 11.0%
157,420   AMICAS, Inc. (a)(b) ...................................        557,267
 11,643   Anesiva, Inc. (a) .....................................         71,604
 12,388   BioMimetic Therapeutics, Inc. (a) .....................        193,624
 27,300   BioScrip, Inc. (a) ....................................        131,040
  3,700   Caraco Pharmaceutical Laboratories Ltd. (a) ...........         56,166
  9,872   Continucare Corp. (a) .................................         30,504
130,564   CryoLife, Inc. (a)(b) .................................      1,698,638
  8,400   Cyclacel Pharmaceuticals, Inc. (a) ....................         54,600
 64,170   Cynosure, Inc. - Class A (a)(b) .......................      2,337,713
117,900   Discovery Laboratories, Inc. (a) ......................        333,657
  4,300   Emergent BioSolutions, Inc. (a) .......................         44,290
  1,008   Exactech, Inc. (a) ....................................         16,209
 16,154   E-Z-EM, Inc. (a)(b) ...................................        258,464
 46,400   First Consulting Group, Inc. (a) ......................        440,800
194,800   GenVec, Inc. (a)(b) ...................................        457,780
 26,200   Halozyme Therapeutics, Inc. (a)(b) ....................        241,826
 90,844   Hanger Orthopedic Group, Inc. (a)(b) ..................        981,115
 95,100   Health Grades, Inc. (a)(b) ............................        619,101
 78,288   MEDTOX Scientific, Inc. (a)(b) ........................      2,293,838
 63,946   Micrus Endovascular Corp. (a)(b) ......................      1,573,072
 35,891   Nutraceutical International Corp. (a)(b) ..............        594,714
218,305   Orchid Cellmark, Inc. (a)(b) ..........................      1,012,935
 51,820   Pharmcopeia, Inc. (a) .................................        287,601
 47,600   Phase Forward, Inc. (a)(b) ............................        801,108
 22,383   Regeneration Technologies, Inc. (a) ...................        251,809
220,526   Seattle Genetics, Inc. (a)(b) .........................      2,163,360

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS -- 84.2% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          HEALTH CARE -- 11.0% (CONTINUED)
 51,844   Synovis Life Technologies, Inc. (a)(b) ................   $    746,554
133,370   Third Wave Technologies, Inc. (a) (b) .................        780,215
    800   Tiens Biotech Group (USA), Inc. (a) ...................          3,064
  3,600   Transcend Services, Inc. (a) ..........................         68,148
 14,261   Tutogen Medical, Inc. (a) .............................        142,467
  9,508   U.S. Physical Therapy, Inc. (a) .......................        128,073
118,834   Vascular Solutions, Inc. (a)(b) .......................      1,113,475
160,318   Visicu, Inc. (a)(b) ...................................      1,466,910
 26,109   VistaCare, Inc. (a) ...................................        256,390
 54,400   Volcano Corp. (a) .....................................      1,099,424
                                                                    ------------
                                                                      23,307,555
                                                                    ------------
          INDUSTRIALS -- 12.7%
 13,600   Altra Holdings, Inc. (a)(b) ...........................        235,008
 56,400   American Railcar Industries, Inc. (b) .................      2,199,600
 45,437   Apogee Enterprises, Inc. (b) ..........................      1,264,057
 13,700   Coinmach Service Corp. - Class A ......................        181,251
 52,400   Comfort Systems USA, Inc. (b) .........................        743,032
 44,800   Darling International, Inc. (a)(b) ....................        409,472
 23,600   DRS Technologies, Inc. (b) ............................      1,351,572
 12,200   DynCorp International, Inc. (a) .......................        268,278
    300   ExlService Holdings, Inc. (a) .........................          5,622
 44,100   Gardner Denver, Inc. (a) (b) ..........................      1,876,455
  2,200   Hawaiian Holdings, Inc. (a) ...........................          8,030
 75,149   Interface, Inc. (b) ...................................      1,417,310
 32,800   Kirby Corp. (a)(b) ....................................      1,259,192
 12,425   Met-Pro Corp. .........................................        195,197
 53,798   Michael Baker Corp. (a)(b) ............................      1,998,596
  5,994   Multi-Color Corp. (b) .................................        235,624
    700   Park-Ohio Holdings Corp. (a) ..........................         19,110
  7,302   PDI, Inc. (a) .........................................         74,919
 37,382   Perini Corp. (a)(b) ...................................      2,300,114
116,900   Pinnacle Airlines Corp. (a)(b) ........................      2,191,875
  3,943   Powell Industries, Inc. (a) ...........................        125,230
 14,800   Robbins & Meyer, Inc. (b) .............................        786,324
134,239   Spectrum Control, Inc. (a)(b) .........................      2,265,954
 47,965   Sun Hydraulics Corp. (b) ..............................      2,362,276
    397   Trailer Bridge, Inc. (a) ..............................          4,847
 52,685   TransDigm Group, Inc. (a)(b) ..........................      2,131,635
  2,528   VSE Corp. .............................................         93,106
 22,198   Waste Industries USA, Inc. (b) ........................        757,840
                                                                    ------------
                                                                      26,761,526
                                                                    ------------
          INFORMATION TECHNOLOGY -- 21.7%
469,692   3Com Corp. (a)(b) .....................................      1,939,828
103,795   American Software, Inc. - Class A (b) .................      1,069,089
  4,600   Answerthink, Inc. (a) .................................         16,652
 99,355   Applix, Inc. (a)(b) ...................................      1,634,390
133,500   Autobytel, Inc. (a)(b) ................................        567,375
  9,915   Axsys Technologies, Inc. (a) ..........................        212,082

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS -- 84.2% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          INFORMATION TECHNOLOGY -- 21.7% (CONTINUED)
  1,564   CEVA, Inc. (a) ........................................   $     13,294
 18,600   Cogent Communications Group, Inc. (a)(b) ..............        555,582
118,300   CommVault Systems, Inc. (a)(b) ........................      2,043,041
398,700   Credence Systems Corp. (a)(b) .........................      1,435,320
 17,600   DealerTrack Holdings, Inc. (a)(b) .....................        648,384
106,225   Digimarc Corp. (a)(b) .................................      1,042,067
 28,178   Eastern Co. (The) (b) .................................        818,853
 21,500   eSpeed, Inc. (a)(b) ...................................        185,760
 95,400   Exar Corp. (a) (b) ....................................      1,278,360
 36,751   FARO Technologies, Inc. (a)(b) ........................      1,170,887
113,691   Globecomm Systems, Inc. (a)(b) ........................      1,662,162
 10,900   Hittite Microwave Corp. (a) ...........................        465,757
 21,900   Immersion Corp. (a) ...................................        328,062
 98,800   Informatica Corp. (a)(b) ..............................      1,459,276
  5,400   Integrated Silicon Solution, Inc. (a) .................         34,020
 84,400   Interactive Intelligence, Inc. (a)(b) .................      1,738,640
448,622   Iomega Corp. (a)(b) ...................................      2,086,092
 15,800   Isilon Systems, Inc. (a)(b) ...........................        243,636
 89,606   Keithley Instruments, Inc. (b) ........................      1,124,555
103,259   Keynote Systems, Inc. (a)(b) ..........................      1,693,448
 85,100   LoopNet, Inc. (a)(b) ..................................      1,985,383
155,809   Merix Corp. (a)(b) ....................................      1,229,333
 69,600   Methode Electronics, Inc. (b) .........................      1,089,240
 88,077   Moldflow Corp. (a)(b) .................................      1,935,932
 57,654   NaviSite, Inc. (a)(b) .................................        438,170
 38,778   Ness Technologies, Inc. (a)(b) ........................        504,502
 90,937   Nextest Systems Corp. (a)(b) ..........................      1,243,109
 70,200   Optium Corp. (a) ......................................        888,030
  4,007   PAR Technology Corp. (a) ..............................         34,100
 23,621   QuadraMed Corp. (a) ...................................         72,044
 35,417   Rimage Corp. (a)(b) ...................................      1,118,823
 90,011   Saba Software, Inc. (a)(b) ............................        461,756
631,000   Sanmina-SCI Corp. (a)(b) ..............................      1,975,030
 79,140   Synchronoss Technologies, Inc. (a)(b) .................      2,321,968
 39,248   Syntel, Inc. (b) ......................................      1,192,747
 18,600   Taleo Corp. (a) .......................................        419,058
    600   TechTeam Global, Inc. (a) .............................          7,176
101,400   Tibco Software, Inc. (a)(b) ...........................        917,670
 38,699   Tollgrade Communications, Inc. (a)(b) .................        408,274
 84,048   Vocus, Inc. (a)(b) ....................................      2,110,445
  6,514   Website Pros, Inc. (a) ................................         61,362
                                                                    ------------
                                                                      45,880,764
                                                                    ------------
          MATERIALS -- 6.5%
 95,400   Buckeye Technologies, Inc. (a)(b) .....................      1,475,838
 52,700   GrafTech International Ltd. (a)(b) ....................        887,468
    450   Great Northern Iron Ore Properties ....................         52,470
126,516   Hecla Mining Co. (a)(b) ...............................      1,080,447
 72,391   Huttig Building Products, Inc. (a)(b) .................        548,000

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS -- 84.2% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          MATERIALS -- 6.5% (CONTINUED)
226,522   ICO, Inc. (a) (b) .....................................   $  2,394,337
 69,100   Koppers Holdings, Inc. (b) ............................      2,327,288
 41,058   Material Sciences Corp. (a)(b) ........................        484,074
 23,003   Quaker Chemical Corp. (b) .............................        542,871
 60,012   Synalloy Corp. (b) ....................................      2,094,419
 15,109   Terra Nitrogen Company, L.P. (b) ......................      1,919,900
                                                                    ------------
                                                                      13,807,112
                                                                    ------------
          TELECOMMUNICATIONS SERVICES -- 5.1%
226,600   Airspan Networks, Inc. (a)(b) .........................        822,558
170,900   Centennial Communications Corp. (a)(b) ................      1,621,841
 18,986   D&E Communications, Inc. ..............................        348,203
 13,800   Golden Telecom, Inc. (b) ..............................        759,138
    200   Hungarian Telephone and Cable Corp. (a) ...............          4,002
169,362   Network Equipment Technologies, Inc. (a)(b) ...........      1,615,714
 67,100   NTELOS Holdings Corp. (b) .............................      1,854,644
 85,991   ORBCOMM, Inc. (a)(b) ..................................      1,411,112
165,100   Syniverse Holdings, Inc. (a)(b) .......................      2,123,186
 51,600   Vonage Holdings Corp. (a)(b) ..........................        160,476
                                                                    ------------
                                                                      10,720,874
                                                                    ------------
          UTILITIES -- 0.7%
 37,401   Central Vermont Public Service Corp. (b) ..............      1,409,270
  1,365   York Water Co. (The) ..................................         24,229
                                                                       1,433,499
                                                                    ------------

          TOTAL COMMON STOCKS (Cost $166,237,975) ...............   $177,942,476
                                                                    ------------

================================================================================
 SHARES   CLOSED-END FUNDS -- 11.4%                                     VALUE
--------------------------------------------------------------------------------
  7,000   40/86 Strategic Income Fund ...........................   $     69,300
  7,835   American Income Fund, Inc. ............................         62,680
    400   American Select Portfolio .............................          4,992
  2,100   Bancroft Fund Ltd. ....................................         44,814
  1,500   BlackRock California Municipal Income Trust II ........         22,080
 61,928   BlackRock Corporate High Yield Fund III, Inc. .........        506,571
 30,945   BlackRock Corporate High Yield Fund V, Inc. ...........        418,686
  5,500   BlackRock Florida Insured Municipal Income Trust ......         76,120
  5,305   BlackRock Florida Municipal 2020 Term Trust ...........         71,564
 34,223   BlackRock Global Energy and Resources Trust ...........      1,047,566
 37,950   BlackRock Income Opportunity Trust ....................        375,705
  8,000   BlackRock Income Trust ................................         47,440
 37,187   BlackRock Long-Term Municipal Advantage Trust .........        484,175
 21,415   BlackRock MuniHoldings Florida Insured Fund ...........        282,464
  1,205   BlackRock MuniHoldings Insured Fund, Inc. .............         15,099
 27,727   BlackRock MuniHoldings Insured Fund II, Inc. ..........        346,310
 11,136   BlackRock MuniYield Florida Fund ......................        150,225
  3,070   BlackRock MuniYield Insured Fund, Inc. ................         42,059
    400   BlackRock MuniYield New Jersey Insured Fund, Inc. .....          5,572

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   CLOSED-END FUNDS -- 11.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
 17,848   BlackRock MuniYield New York Insured Fund, Inc. .......   $    231,310
  8,400   BlackRock MuniYield Pennsylvania Insured Fund .........        119,700
  1,935   BlackRock MuniYield Quality Fund II, Inc. .............         23,452
 66,930   BlackRock Preferred Income Strategies Fund, Inc. ......      1,302,458
 93,173   BlackRock Real Asset Equity Trust .....................      1,500,085
 20,744   Clough Global Allocation Fund .........................        437,076
 42,089   Clough Global Equity Fund .............................        865,350
  3,750   Delaware Investments Arizona Municipal Income Fund ....         50,737
    100   Delaware Investments Florida Insured Municipal Income
            Fund ................................................          1,330
  9,600   Delaware Investments Minnesota Municipal Income
            Fund II .............................................        129,888
114,089   Dreyfus High Yield Strategies Fund ....................        473,469
  2,800   Dreyfus Municipal Income, Inc. ........................         25,060
  8,600   DTF Tax Free Income, Inc. .............................        123,754
  1,800   Eaton Vance California Municipal Income Trust .........         26,460
    300   Eaton Vance Insured Florida Municipal Bond Trust ......          4,089
  3,899   Eaton Vance Insured New York Municipal Bond Fund II ...         54,976
    200   Eaton Vance Michigan Municipal Income Trust ...........          2,760
  1,300   Eaton Vance New Jersey Municipal Income Trust .........         18,720
    300   Energy Income and Growth ..............................          8,370
    600   Engex, Inc. (a) .......................................          5,190
  1,800   Fiduciary/Claymore MLP Opportunity Fund ...............         43,848
  2,000   First Financial Fund, Inc. ............................         27,520
 63,243   Flaherty & Crumrine/Claymore Preferred Securities
            Income Fund, Inc. ...................................      1,291,422
  3,450   Foxby Corp. (a) .......................................          9,108
 22,824   Franklin Templeton Limited Duration Income Trust ......        301,049
  7,128   Gabelli Global Utility & Income Trust .................        155,390
  5,350   Global Income Fund ....................................         21,454
 27,447   High Yield Plus Fund, Inc. (The) ......................         99,358
 15,585   Insured Municipal Income Fund .........................        205,254
  8,717   Investment Grade Municipal Income Fund ................        118,638
  7,777   John Hancock Income Securities Trust ..................        109,578
 43,583   John Hancock Patriot Premium Dividend Fund II .........        475,057
 20,830   John Hancock Patriot Select Dividend Trust ............        271,831
  8,618   John Hancock Tax-Advantaged Dividend Income Fund ......        168,223
  2,500   Massachusetts Health & Education Tax-Exempt Trust .....         31,125
  4,500   MBIA Capital/Claymore Managed Duration
            Investment Grade Municipal Fund .....................         57,105
    600   MFS Intermarket Income Trust I ........................          4,974
 99,525   MFS Intermediate Income Trust .........................        602,126
  3,200   MFS Investment Grade Municipal Trust ..................         33,216
 32,559   MFS Multimarket Income Trust ..........................        193,400
  2,311   Minnesota Municipal Income Portfolio ..................         31,175
  4,000   Morgan Stanley California Insured Municipal Income
            Trust ...............................................         56,120
 22,801   Morgan Stanley High Yield Fund, Inc. ..................        135,438
    600   Morgan Stanley Insured California Municipal
            Securities ..........................................          8,298
    102   Morgan Stanley Insured Municipal Income Trust .........          1,436
  3,108   Morgan Stanley Insured Municipal Securities ...........         43,823
  9,748   Morgan Stanley Municipal Premium Income Trust .........         89,194
    900   Morgan Stanley New York Quality Municipal Securities ..         12,186
     79   Morgan Stanley Quality Municipal Investment ...........          1,068

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   CLOSED-END FUNDS -- 11.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
 16,600   Neuberger Berman Dividend Advantage Fund, Inc. ........   $    375,160
 37,886   Neuberger Berman Income Opportunity Fund, Inc. ........        594,810
 40,245   Neuberger Berman Realty Income Fund, Inc. .............        905,110
  6,605   New America High Income Fund, Inc. ....................         14,399
  2,400   Nuveen California Dividend Advantage Municipal
            Fund 3 ..............................................         33,504
    200   Nuveen California Municipal Value Fund ................          1,916
    100   Nuveen California Premium Income Municipal Fund .......          1,375
 12,798   Nuveen Florida Investment Quality Municipal Fund ......        173,157
 13,165   Nuveen Florida Quality Income Municipal Fund ..........        179,834
  2,700   Nuveen Georgia Dividend Advantage Municipal Fund 2 ....         37,233
 25,815   Nuveen Insured Dividend Advantage Municipal Fund ......        364,508
 10,731   Nuveen Insured Florida Premium Income Municipal Fund ..        149,912
  2,000   Nuveen Insured New York Dividend Advantage Municipal
            Fund ................................................         28,220
  6,114   Nuveen Insured New York Premium Income Municipal
            Fund ................................................         83,762
  1,200   Nuveen Insured New York Tax-Free Advantage Municipal
            Fund ................................................         16,476
  1,100   Nuveen Maryland Dividend Advantage Municipal Fund 3 ...         14,916
    500   Nuveen Maryland Premium Income Municipal Fund .........          6,880
  3,300   Nuveen Multi-Strategy Income and Growth Fund ..........         43,659
 36,663   Nuveen Multi-Strategy Income and Growth Fund 2 ........        486,518
  1,487   Nuveen Municipal Market Opportunity Fund ..............         20,863
  1,200   Nuveen New Jersey Dividend Advantage Municipal Fund ...         17,004
  6,400   Nuveen New Jersey Premium Income Municipal Fund .......         89,216
 17,707   Nuveen New York Investment Quality Municipal Fund .....        239,930
    848   Nuveen New York Municipal Value Fund ..................          7,980
 11,300   Nuveen New York Performance Plus Municipal Fund .......        163,963
 18,310   Nuveen New York Quality Income Municipal Fund .........        246,270
  8,640   Nuveen New York Select Quality Municipal Fund .........        118,454
  3,300   Nuveen New York Select Tax-Free Income Portfolio ......         44,022
 10,840   Nuveen Pennsylvania Investment Quality Municipal
            Fund ................................................        145,473
  1,317   Nuveen Pennsylvania Premium Municipal Fund 2 ..........         17,332
 36,595   Nuveen Performance Plus Municipal Fund ................        520,015
 16,498   Nuveen Premier Insured Municipal Income Fund, Inc. ....        227,837
 15,812   Nuveen Premium Income Municipal Fund 4 ................        193,223
 60,051   Nuveen Quality Income Municipal Fund ..................        838,312
  1,400   Nuveen Select Maturities Municipal Fund ...............         13,300
  3,800   Nuveen Select Tax Free Income Portfolio 3 .............         50,920
 52,374   Prospect Street High Income Portfolio, Inc. ...........        171,263
  4,979   Prospect Street Income Shares, Inc. ...................         30,571
 14,415   Putnam Managed Municipal Income Trust .................        113,302
  2,400   RMR F.I.R.E. Fund .....................................         48,000
  8,233   Seligman Select Municipal Fund, Inc. ..................         82,495
  1,698   SunAmerica Focused Alpha Growth Fund, Inc. ............         32,347
 16,904   TCW Strategic Income Fund, Inc. .......................         81,308
 24,024   TS&W/Claymore Tax-Advantaged Balanced Fund ............        362,042
 18,496   Van Kampen Advantage Municipal Income Trust II ........        241,928
 11,775   Van Kampen Bond Fund ..................................        198,291
     25   Van Kampen Ohio Quality Municipal Trust ...............            383
  6,740   Van Kampen Select Sector Municipal Trust ..............         87,620
  2,000   Van Kampen Trust for Investment Grade New Jersey
            Municipals ..........................................         32,500
 15,628   Western Asset/Claymore U.S. Treasury
            Inflation Protected Securities Fund 2 ...............        180,347

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   CLOSED-END FUNDS -- 11.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
  2,756   Western Asset Emerging Markets Floating Rate Fund,
            Inc. ................................................   $     35,993
 47,986   Western Asset Global High Income Fund, Inc. (b) .......        634,855
 10,682   Western Asset Global Partners Income Fund, Inc. .......        127,757
  5,236   Western Asset High Income Fund, Inc. ..................         51,993
 12,084   Western Asset High Income Fund II, Inc. ...............        132,078
 98,054   Western Asset High Income Opportunity Fund, Inc. ......        655,981
 27,122   Western Asset Managed High Income Fund, Inc. ..........        178,463
    175   Western Asset Municipal High Income Fund, Inc. ........          1,379
  4,400   Western Asset Municipal Partners Fund, Inc. ...........         58,168
    300   Western Asset Municipal Partners Fund II, Inc. ........          3,840
  1,522   Western Asset Variable Rate Strategic Fund, Inc. ......         26,635
                                                                    ------------

          TOTAL CLOSED-END FUNDS (Cost $24,252,924) .............   $ 24,111,072
                                                                    ------------

          TOTAL INVESTMENTS AT VALUE -- 95.6%
            (Cost $190,490,899) .................................   $202,053,548

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.4% .........      9,332,654
                                                                    ------------

          TOTAL NET ASSETS -- 100.0% ............................   $211,386,202
                                                                    ============

(a)   Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2007
================================================================================
 SHARES   COMMON STOCKS -- 63.1%                                        VALUE
--------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY -- 15.6%
 45,100   ACCO Brands Corp. (a) .................................   $  1,039,555
  8,000   Albany International Corp. ............................        323,520
 30,700   American Greetings Corp. - Class A ....................        869,731
  9,163   America's Car-Mart, Inc. (a) ..........................        124,525
 35,969   Artic Cat, Inc. .......................................        712,186
 56,806   A.S.V., Inc. (a) ......................................        981,608
  3,301   Big Lots, Inc. (a) ....................................         97,115
 56,666   BJ's Restaurants, Inc. (a) ............................      1,118,587
 22,600   Build-A-Bear Workshop, Inc. (a) .......................        590,764
 75,952   Building Materials Holding Corp. ......................      1,077,759
 27,994   Carmike Cinemas, Inc. .................................        614,748
 80,900   Central Garden & Pet Co. (a) ..........................        991,834
 65,429   Century Casinos, Inc. (a) .............................        588,207
 17,611   Christopher & Banks Corp. .............................        302,029
    186   Citi Trends, Inc. (a) .................................          7,061
 48,100   Cosi, Inc. (a) ........................................        219,336
 68,542   Cost Plus, Inc. (a) ...................................        581,236
 21,100   Cox Radio, Inc. - Class A (a) .........................        300,464
118,300   Cumulus Media, Inc. (a) ...............................      1,106,105
 31,851   DSW, Inc. - Class A (a) ...............................      1,109,052
 53,496   DTS, Inc. (a) .........................................      1,164,608
 22,300   Entercom Communications Corp. .........................        555,047
 21,800   Ethan Allen Interiors, Inc. ...........................        746,650
  8,985   Gander Mountain Co. (a) ...............................        101,980
  5,300   Gray Television, Inc. .................................         49,131
  5,400   Hancock Fabrics, Inc. .................................         15,120
  3,244   IHOP Corp. ............................................        176,571
 15,600   Jones Soda Co. (a) ....................................        218,712
 43,000   Journal Register Co. ..................................        192,640
 35,200   Kellwood Co. ..........................................        989,824
 93,896   Lakes Entertainment, Inc. (a) .........................      1,108,912
 83,079   La-Z-Boy, Inc. ........................................        952,085
 92,016   LeapFrog Enterprises, Inc. (a) ........................        943,164
 14,700   Lifetime Brands, Inc. .................................        300,615
  5,544   Lithia Motors, Inc. ...................................        140,485
 39,800   MarineMax, Inc. (a) ...................................        796,796
 40,500   Martha Stewart Living Omnimedia, Inc. (a) .............        696,600
  3,801   Marvel Entertainment, Inc. (a) ........................         96,849
 25,500   Meritage Homes Corp. (a) ..............................        682,125
 23,057   Morgans Hotel Group (a) ...............................        562,130
 33,100   Multimedia Games, Inc. (a) ............................        422,356
  2,200   NuCo2, Inc. (a) .......................................         56,474
 39,500   Overstock.com, Inc. (a) ...............................        721,665
 12,400   Polaris Industries, Inc. ..............................        671,584
  3,800   Pool Corp. ............................................        148,314
 10,200   Senomyx, Inc. (a) .....................................        137,700
 77,800   Six Flags, Inc. (a) ...................................        473,802

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS -- 63.1% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY -- 15.6% (CONTINUED)
 98,709   Spectrum Brands, Inc. (a) .............................   $    668,260
 16,900   Stanley Furniture Co., Inc. ...........................        347,126
 74,000   Steak n Shake Co. (The) (a) ...........................      1,235,060
 40,223   Superior Industries International, Inc. ...............        875,252
  3,801   Tempur-Pedic International, Inc. ......................         98,446
 41,222   True Religion Apparel, Inc. (a) .......................        838,043
 55,001   Universal Display Corp. (a) ...........................        864,066
 83,500   Wabash National Corp. .................................      1,221,605
 16,600   West Marine, Inc. (a) .................................        228,416
 23,300   Winnebago Industries, Inc. ............................        687,816
                                                                    ------------
                                                                      32,941,451
                                                                    ------------
          CONSUMER STAPLES -- 2.5%
 35,301   American Italian Pasta Co. - Class A ..................        337,125
 27,772   Boston Beer Co., Inc. (The) (a) .......................      1,092,828
 30,398   Conn's, Inc. (a) ......................................        868,167
 16,300   Imperial Sugar Co. ....................................        501,877
115,975   Krispy Kreme Doughnuts, Inc. (a) ......................      1,073,928
 11,100   Mobile Mini, Inc. (a) .................................        324,120
119,411   Parlux Fragrances, Inc. (a) ...........................        530,185
 24,200   Peet's Coffee & Tea, Inc. (a) .........................        596,046
                                                                    ------------
                                                                       5,324,276
                                                                    ------------
          ENERGY -- 2.2%
  3,600   Arena Resources, Inc. (a) .............................        209,196
147,900   Evergreen Energy, Inc. (a) ............................        891,837
  5,200   GMX Resources, Inc. (a) ...............................        179,920
  5,600   Goodrich Petroleum Corp. (a) ..........................        193,928
  2,600   InterOil Corp. (a) ....................................         49,244
 12,400   McMoRan Exporation Co. (a) ............................        173,600
 56,100   Metretek Technologies, Inc. (a) .......................        866,184
 59,400   Pacific Ethanol, Inc. (a) .............................        784,080
144,955   SulphCo, Inc. (a) .....................................        523,287
  4,700   Trico Marine Services, Inc. (a) .......................        192,136
 32,681   Tri-Valley Corp. (a) ..................................        258,180
 22,600   Warren Resources, Inc. (a) ............................        263,968
                                                                    ------------
                                                                       4,585,560
                                                                    ------------
          FINANCIALS -- 8.8%
    801   Affiliated Managers Group, Inc. (a) ...................        103,137
 13,400   American Home Mortgage Investment Corp. ...............        246,292
 17,067   ASTA Funding, Inc. ....................................        655,885
 23,600   Bank of the Ozarks, Inc. ..............................        657,732
    144   Capital City Bank Group, Inc. .........................          4,513
 19,800   Cascade Bancorp .......................................        458,172
 11,842   Chittenden Corp. ......................................        413,878
 21,456   Coinstar, Inc. (a) ....................................        675,435
 23,100   Community Bank System, Inc. ...........................        462,462
 58,423   Corus Bankshares, Inc. ................................      1,008,381
 21,459   Federal Agricultural Mortgage Corp. - Class C .........        734,327
 11,213   First Financial Bankshares, Inc. ......................        435,177

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS -- 63.1% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          FINANCIALS -- 8.8% (CONTINUED)
 13,100   FirstFed Financial Corp. (a) ..........................   $    743,163
 15,600   First Industrial Realty Trust, Inc. ...................        604,656
 27,193   FPIC Insurance Group, Inc. (a) ........................      1,108,659
 33,800   Friedman, Billings, Ramsey Group, Inc. ................        184,548
  2,912   Gladstone Capital Corp. ...............................         62,491
  7,800   Glimcher Realty Trust .................................        195,000
 18,400   Greenhill & Co., Inc. .................................      1,264,264
 82,221   HouseValues, Inc. (a) .................................        375,750
 21,598   IMPAC Mortgage Holdings, Inc. .........................         99,567
  2,800   IndyMac Bancorp, Inc. .................................         81,676
  7,473   Inland Real Estate Corp. ..............................        126,892
  6,254   JER Investors Trust, Inc. .............................         93,810
 25,000   LaBranche & Co., Inc. (a) .............................        184,500
  3,300   Lakeland Bancorp, Inc. ................................         43,890
  9,600   Lexington Realty Trust ................................        199,680
 41,700   Luminent Mortgage Capital, Inc. .......................        420,753
  4,253   National Financial Partners Corp. .....................        196,956
 10,000   NovaStar Financial, Inc. ..............................         69,800
 66,300   Old National Bancorp ..................................      1,101,243
  9,600   Parkway Properties, Inc. ..............................        461,088
 13,066   Partners Trust Financial Group, Inc. ..................        137,193
 16,200   Seacoast Banking Corp. of Florida .....................        352,350
 26,035   Tarragon Corp. ........................................        220,256
  9,291   Thomas Weisel Partners Group, Inc. (a) ................        154,695
  3,500   Triad Guaranty, Inc. (a) ..............................        139,755
 73,000   TrustCo Bank Corp. NY..................................        721,240
 29,641   UMB Financial Corp. ...................................      1,092,864
  1,183   U.S. Global Investors, Inc. ...........................         26,819
 30,155   Vineyard National Bancorp .............................        692,660
 13,850   Virginia Commerce Bancorp, Inc. (a) ...................        234,204
 16,600   Westamerica Bancorp ...................................        734,384
  8,700   World Acceptance Corp. (a) ............................        371,751
 18,419   ZipRealty, Inc. (a) ...................................        138,142
                                                                    ------------
                                                                      18,490,090
                                                                    ------------
          HEALTH CARE -- 11.6%
 32,954   Abaxis, Inc. (a) ......................................        687,420
 11,200   Advanced Magnetics, Inc. (a) ..........................        651,392
 21,300   Alexion Pharmaceuticals, Inc. (a) .....................        959,778
 11,600   Alnylam Pharmaceuticals, Inc. (a) .....................        176,204
 27,200   American Medical Systems Holdings, Inc. (a) ...........        490,688
 77,900   Arena Pharmaceuticals, Inc. (a) .......................        856,121
110,000   AVANIR Pharmaceuticals (a) ............................        262,900
126,338   Biocryst Pharmaceuticals, Inc. (a) ....................        976,593
102,992   Biolase Technology, Inc. (a) ..........................        625,161
 18,114   Bio-Reference Laboratories, Inc. (a) ..................        495,418
 50,900   Cepheid, Inc. (a) .....................................        743,140
 34,126   Coley Pharmaceutical Group, Inc. (a) ..................        123,536
 73,457   DexCom, Inc. (a) ......................................        601,613

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS -- 63.1% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          HEALTH CARE -- 11.6% (CONTINUED)
 29,300   Enzo Biochem, Inc. (a) ................................   $    438,035
127,100   Enzon Pharmaceuticals, Inc. (a) .......................        997,735
136,300   Genitope Corp. (a) ....................................        526,118
 22,700   Healthways, Inc. (a) ..................................      1,075,299
  4,700   Hi-Tech Pharmacal Co., Inc. (a) .......................         56,118
 62,773   Hythiam, Inc. (a) .....................................        542,986
100,384   Introgen Therapeutics, Inc. (a) .......................        361,382
 10,894   Invacare Corp. ........................................        199,687
 15,581   Kensey Nash Corp. (a) .................................        417,727
 65,500   Keryx Biopharmaceuticals, Inc. (a) ....................        639,935
  6,800   LIFE TIME FITNESS, Inc. (a) ...........................        361,964
 45,306   Mannatech, Inc. .......................................        719,912
 95,900   MannKind Corp. (a) ....................................      1,182,447
 89,469   Momenta Pharmaceuticals, Inc. (a) .....................        901,848
 39,500   Nautilus, Inc. ........................................        475,580
 52,900   Nektar Therapeutics (a) ...............................        502,021
    300   Neurochem, Inc. (a) ...................................          1,995
 41,477   Neurometrix, Inc. .....................................        402,742
 88,600   Northfield Laboratories, Inc. (a) .....................        125,812
 13,785   NxStage Medical, Inc. (a) .............................        178,240
  8,900   Odyssey HealthCare, Inc. (a) ..........................        105,554
 34,400   OraSure Technologies, Inc. (a) ........................        281,392
 29,500   Providence Service Corp. (a) ..........................        788,240
 24,700   Quality Systems, Inc. .................................        937,859
 47,900   Santarus, Inc. (a) ....................................        247,643
 38,400   Sciele Pharma, Inc. (a) ...............................        904,704
 39,875   Stereotaxis, Inc. (a) .................................        520,768
 30,710   SurModics, Inc. (a) ...................................      1,535,500
110,500   Telik, Inc. (a) .......................................        373,490
 63,500   ThermoGenesis Corp. (a) ...............................        175,260
 17,483   Verenium Corp. (a) ....................................         88,639
 53,412   ZymoGenetics, Inc. (a) ................................        780,349
                                                                    ------------
                                                                      24,496,945
                                                                    ------------
          INDUSTRIALS -- 10.8%
 20,073   American Woodmark Corp. ...............................        694,526
 14,900   AMREP Corp. ...........................................        708,495
  6,100   Applied Industrial Technologies, Inc. .................        179,950
  3,900   Arbitron, Inc. ........................................        200,967
 28,200   Arkansas Best Corp. ...................................      1,098,954
 47,332   Basin Water, Inc. (a) .................................        411,788
 35,200   Briggs & Stratton Corp. ...............................      1,110,912
 25,591   Brookfield Homes Corp. ................................        744,442
  4,337   C&D Technologies, Inc. (a) ............................         24,287
  6,600   Document Security Systems, Inc. (a) ...................         91,014
  1,294   Dominion Homes, Inc. (a) ..............................          5,991
  5,700   Endeavor Acquisition Corp. (a) ........................         67,260
 11,168   Escala Group, Inc. (a) ................................         27,250
 94,452   ExpressJet Holdings, Inc. (a) .........................        564,823
 24,800   Flanders Corp. (a) ....................................        190,960

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS -- 63.1% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          INDUSTRIALS -- 10.8% (CONTINUED)
 84,100   Fleetwood Enterprises, Inc. (a) .......................   $    761,105
 24,223   Franklin Electric Co. .................................      1,142,841
177,245   Frontier Airlines Holdings, Inc. (a) ..................        992,572
  5,400   Gaiam, Inc. - Class A (a) .............................         98,442
  2,288   Gehl Co. (a) ..........................................         69,464
 18,707   HEICO Corp. ...........................................        787,191
 19,100   Hexcel Corp. (a) ......................................        402,437
 84,200   Home Solutions of America, Inc. (a) ...................        503,516
  9,200   Insituform Technologies, Inc. (a) .....................        200,652
 44,304   Insteel Industries, Inc. ..............................        797,472
 21,100   Intermec, Inc. (a) ....................................        534,041
 15,600   iRobot Corp. (a) ......................................        309,660
 15,828   Itron, Inc. (a) .......................................      1,233,634
  8,200   Knight Transportation, Inc. ...........................        158,916
  4,000   LECG Corp. (a) ........................................         60,440
  2,800   Levitt Corp. ..........................................         26,404
 58,158   Marchex, Inc. - Class B ...............................        949,139
  6,200   McGrath Rentcorp ......................................        208,878
 11,863   Measurement Specialties, Inc. (a) .....................        280,916
  3,700   MGP Ingredients, Inc. .................................         62,530
  1,400   Middleby Corp. (The) (a) ..............................         83,748
  1,400   Mine Safety Appliances Co. ............................         61,264
 47,544   Mueller Water Products, Inc. ..........................        811,101
 63,852   Presstek, Inc. (a) ....................................        510,177
 22,398   PRG-Shultz International, Inc. (a) ....................        356,128
  5,130   Raser Technologies, Inc. (a) ..........................         37,911
    100   Research Frontiers, Inc. (a) ..........................          1,411
 11,063   Rewards Network, Inc. (a) .............................         45,026
 16,700   Simpson Manufacturing Co., Inc. .......................        563,458
  4,100   Strayer Education, Inc. ...............................        540,011
 11,800   Tecumseh Products Co. (a) .............................        185,378
 48,852   TurboChef Technologies, Inc. (a) ......................        680,020
 88,325   Ultratech, Inc. (a) ...................................      1,177,372
 23,400   Valassis Communications, Inc. (a) .....................        402,246
 67,400   Valence Technology, Inc. (a) ..........................         74,814
 36,200   Werner Enterprises, Inc. ..............................        729,430
 40,300   Williams Scotsman International, Inc. (a) .............        959,543
                                                                    ------------
                                                                      22,920,907
                                                                    ------------
          INFORMATION TECHNOLOGY -- 6.6%
 47,745   3D Systems Corp. (a) ..................................      1,187,418
 95,615   Access Integrated Technologies, Inc. (a) ..............        773,525
 14,019   American Science & Engineering, Inc. (a) ..............        796,980
 50,500   Borland Software Corp. (a) ............................        299,970
 16,300   Concur Technologies, Inc. (a) .........................        372,455
165,301   Convera Corp. - Class A (a) ...........................        720,713
 10,177   DayStar Technologies, Inc. (a) ........................         64,115
  7,300   Echelon Corp. (a) .....................................        114,099
  7,900   Hypercom Corp. (a) ....................................         46,689
  4,287   iMERGENT, Inc. ........................................        104,860

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS -- 63.1% (CONTINUED)                           VALUE
--------------------------------------------------------------------------------
          INFORMATION TECHNOLOGY -- 6.6% (CONTINUED)
 41,425   Internet Capital Group, Inc. (a) ......................   $    513,670
 90,300   Ionatron, Inc. (a) ....................................        352,170
  9,800   iPass, Inc. (a) .......................................         53,116
 45,700   L-1 Identity Solutions, Inc. (a) ......................        934,565
 61,401   Maxwell Technologies, Inc. (a) ........................        873,122
 62,801   Mercury Computer Systems, Inc. (a) ....................        766,172
 37,500   Microsemi Corp. (a) ...................................        898,125
 24,437   Midway Games, Inc. (a) ................................        155,419
 15,800   MoSys, Inc. (a) .......................................        138,250
 73,300   Neoware, Inc. (a) .....................................        992,482
 43,788   ParkerVision, Inc. (a) ................................        523,267
 10,000   PDF Solutions, Inc. (a) ...............................        118,300
 24,905   ScanSource, Inc. (a) ..................................        796,711
 40,600   Sonic Solutions (a) ...................................        511,966
 82,500   Syntax-Brillian Corp. (a) .............................        405,900
 51,800   Take-Two Interactive Software, Inc. (a) ...............      1,034,446
 26,800   Volterra Semiconductor Corp. (a) ......................        380,560
                                                                    ------------
                                                                      13,929,065
                                                                    ------------
          MATERIALS -- 3.4%
 28,600   American Vanguard Corp. ...............................        409,552
 42,900   Beacon Roofing Supply, Inc. (a) .......................        728,871
 26,749   Cabot Microelectronics Corp. (a) ......................        949,322
 64,300   Champion Enterprises, Inc. (a) ........................        632,069
  6,000   Charles & Colvard Ltd. ................................         29,700
  7,981   GenTek, Inc. (a) ......................................        281,091
 10,600   Georgia Gulf Corp......................................        191,966
 55,100   Headwaters, Inc. (a) ..................................        951,577
 39,338   Medis Technologies Ltd. (a) ...........................        577,875
 34,841   Sensient Technologies Corp. ...........................        884,613
 48,400   Trex Co., Inc. (a) ....................................        950,092
 15,670   Zoltek Cos., Inc. (a) .................................        650,775
                                                                    ------------
                                                                       7,237,503
                                                                    ------------
          TELECOMMUNICATIONS SERVICES -- 0.9%
292,100   FiberTower Corp. (a) ..................................      1,264,793
 28,582   I.D. Systems, Inc. (a) ................................        367,850
 53,800   InPhonic, Inc. (a) ....................................        250,708
 55,600   Telkonet, Inc. (a) ....................................        108,976
                                                                    ------------
                                                                       1,992,327
                                                                    ------------
          UTILITIES -- 0.7%
 10,614   CH Energy Group, Inc. .................................        477,312
  9,600   Nicor, Inc. ...........................................        412,032
 21,727   Pike Electric Corp. (a) ...............................        486,250
                                                                    ------------
                                                                       1,375,594
                                                                    ------------
          TOTAL SECURITIES SOLD SHORT -- 63.1%
            (Proceeds $135,719,879) .............................   $133,293,718
                                                                    ============

(a)   Non-income producing security.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
================================================================================
 SHARES   COMMON STOCKS -- 99.4%                                        VALUE
--------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY -- 11.9%
  3,200   Amerigon, Inc. (a) ....................................   $     57,568
  1,600   Ameristar Casinos, Inc. ...............................         55,584
    622   Benihana, Inc. (a) ....................................         12,483
    800   Capella Education Co. (a) .............................         36,824
  1,300   CEC Entertainment, Inc. (a) ...........................         45,760
    600   CSS Industries, Inc. ..................................         23,766
  2,900   FTD Group, Inc. .......................................         53,389
  2,500   Knoll, Inc. ...........................................         56,000
  3,200   Morton's Restaurant Group, Inc. (a) ...................         57,952
  1,500   Movado Group, Inc. ....................................         50,610
  5,500   New Frontier Media, Inc. ..............................         47,960
  1,800   PriceSmart, Inc. ......................................         44,514
  2,180   Red Lion Hotels Corp. (a) .............................         28,013
  1,600   Steven Madden Ltd. (a) ................................         52,416
  1,136   UniFirst Corp. ........................................         50,041
                                                                    ------------
                                                                         672,880
                                                                    ------------
          ENERGY -- 5.3%
  1,200   Bolt Technology Corp. (a) .............................         52,848
  1,500   Contango Oil & Gas Co. (a) ............................         54,435
  1,200   Double Eagle Petroleum Co. (a) ........................         21,408
  1,200   Oceaneering International, Inc. (a) ...................         63,168
  1,700   Penn Virginia Resource Partners, L.P. .................         52,870
  1,697   T-3 Energy Services, Inc. (a) .........................         56,765
                                                                    ------------
                                                                         301,494
                                                                    ------------
          FINANCIALS -- 17.7%
    900   American Land Lease, Inc. .............................         22,500
  3,000   Associated Estates Realty Corp. .......................         46,770
  1,070   Bancorp Rhode Island, Inc. ............................         40,927
     38   Bridge Capital Holdings (a) ...........................            901
  1,135   Brooke Corp. ..........................................         16,787
    600   BRT Realty Trust ......................................         15,606
  4,700   Capstead Mortgage Corp. ...............................         45,590
  2,500   Cogdell Spencer, Inc. .................................         51,475
  2,200   Darwin Professional Underwriters, Inc. (a) ............         55,374
  2,452   eHealth, Inc. (a) .....................................         46,809
  1,662   Evercore Partners, Inc. ...............................         49,478
  3,200   Feldman Mall Properties, Inc. .........................         36,480
  1,604   First Security Group, Inc. ............................         17,323
  1,000   Gateway Financial Holdings, Inc. ......................         14,610
  1,500   Hallmark Financial Services, Inc. (a) .................         18,180
  2,200   International Assets Holding Corp. (a) ................         51,150
  1,600   IPC Holdings Ltd. .....................................         51,664
  1,600   K-Fed Bancorp .........................................         25,104
  3,900   Mission West Properties, Inc. .........................         54,366
    600   One Liberty Properties, Inc. ..........................         13,656
    399   Pacific Continental Corp. .............................          6,464
  1,200   Preferred Bank ........................................         48,000

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS -- 99.4% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          FINANCIALS -- 17.7% (CONTINUED)
  2,217   Supertel Hospitality, Inc. ............................   $     18,778
  3,000   Thomas Properties Group, Inc. .........................         47,940
    424   TIB Financial Corp. ...................................          5,448
  4,300   TradeStation Group, Inc. (a) ..........................         50,095
    700   UMH Properties, Inc. ..................................          9,933
  2,100   Universal American Financial Corp. (a) ................         44,688
  8,100   Universal Insurance Holdings, Inc. ....................         50,220
  1,220   Westwood Holdings Group, Inc. .........................         41,675
                                                                    ------------
                                                                         997,991
                                                                    ------------
          HEALTH CARE -- 14.3%
 10,700   Amicas, Inc. (a) ......................................         37,878
  4,127   CryoLife, Inc. (a) ....................................         53,692
  1,700   Cynosure, Inc. - Class A(a) ...........................         61,931
  1,600   E-Z-EM, Inc. (a) ......................................         25,600
  5,000   Hanger Orthopedic Group, Inc. (a) .....................         54,000
  6,900   Health Grades, Inc. (a) ...............................         44,919
  1,856   MEDTOX Scientific, Inc. (a) ...........................         54,381
  2,200   Micrus Endovascular Corp. (a) .........................         54,120
  2,648   Nutraceutical International Corp. (a) .................         43,877
 10,100   Orchid Cellmark, Inc. (a) .............................         46,864
  4,748   Pharmcopeia, Inc. (a) .................................         26,351
  4,300   Seattle Genetics, Inc. (a) ............................         42,183
  3,434   Synovis Life Technologies, Inc. (a) ...................         49,450
  6,744   Third Wave Technologies, Inc. (a) .....................         39,453
  2,700   Transcend Services, Inc. (a) ..........................         51,111
  4,383   Vascular Solutions, Inc. (a) ..........................         41,069
  3,300   Visicu, Inc. (a) ......................................         30,195
  2,500   Volcano Corp. (a) .....................................         50,525
                                                                    ------------
                                                                         807,599
                                                                    ------------
          INDUSTRIALS -- 12.5%
  1,200   American Railcar Industries, Inc. .....................         46,800
  1,500   Gardner Denver, Inc. (a) ..............................         63,825
  2,900   Interface, Inc. .......................................         54,694
  1,400   Kirby Corp. (a) .......................................         53,746
  2,604   Met-Pro Corp. .........................................         40,909
  1,600   Michael Baker Corp. (a) ...............................         59,440
  1,043   Multi-Color Corp. .....................................         41,000
    900   Perini Corp. (a) ......................................         55,377
  2,800   Pinnacle Airlines Corp. (a) ...........................         52,500
  2,900   Spectrum Control, Inc. (a) ............................         48,952
  1,300   Sun Hydraulics Corp. ..................................         64,025
  1,493   TransDigm Group, Inc. (a) .............................         60,407
  1,800   Waste Industries USA, Inc. ............................         61,452
                                                                    ------------
                                                                         703,127
                                                                    ------------
          INFORMATION TECHNOLOGY -- 23.4%
 10,400   3Com Corp. (a) ........................................         42,952
  4,000   American Software, Inc. - Class A .....................         41,200
  3,106   Applix, Inc. (a) ......................................         51,093
 12,400   Autobytel, Inc. (a) ...................................         52,700

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS -- 99.4% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          INFORMATION TECHNOLOGY -- 23.4% (CONTINUED)
  1,090   Axsys Technologies, Inc. (a) ..........................   $     23,315
  2,000   Cogent Communications Group, Inc. (a) .................         59,740
  3,100   CommVault Systems, Inc. (a) ...........................         53,537
 13,400   Credence Systems Corp. (a) ............................         48,240
  3,800   Digimarc Corp. (a) ....................................         37,278
  1,912   Eastern Co. (The) .....................................         55,563
  3,700   Globecomm Systems, Inc. (a) ...........................         54,094
  2,700   Interactive Intelligence, Inc. (a) ....................         55,620
 12,000   Iomega Corp. (a) ......................................         55,800
  3,500   Keynote Systems, Inc. (a) .............................         57,400
  2,100   LoopNet, Inc. (a) .....................................         48,993
  5,300   Merix Corp. (a) .......................................         41,817
  2,400   Moldflow Corp. (a) ....................................         52,752
  6,800   NaviSite, Inc. (a) ....................................         51,680
  4,600   Nextest Systems Corp. (a) .............................         62,882
  4,200   Optium, Inc.  (a) .....................................         53,130
  1,983   Rimage Corp. (a) ......................................         62,643
 13,300   Sanmina-SCI Corp. (a) .................................         41,629
  1,800   Synchronoss Technologies, Inc. (a) ....................         52,812
  1,400   Syntel, Inc. ..........................................         42,546
  3,585   Tollgrade Communications, Inc. (a) ....................         37,822
  2,500   Vocus, Inc. (a) .......................................         62,775
  2,040   Website Pros, Inc. (a) ................................         19,217
                                                                    ------------
                                                                       1,319,230
                                                                    ------------
          MATERIALS -- 9.4%
  2,200   A. Schulman, Inc. .....................................         53,526
  4,100   Buckeye Technologies, Inc. (a) ........................         63,427
  5,500   Hecla Mining Co. (a) ..................................         46,970
  6,012   Huttig Building Products, Inc. (a) ....................         45,511
  5,500   ICO, Inc. (a) .........................................         58,135
  1,700   Koppers Holdings, Inc. ................................         57,256
  4,200   Material Sciences Corp. (a) ...........................         49,518
  1,799   Quaker Chemical Corp. .................................         42,456
  1,349   Synalloy Corp. ........................................         47,080
    500   Terra Nitrogen Co., L.P. ..............................         63,535
                                                                    ------------
                                                                         527,414
                                                                    ------------
          TELECOMMUNICATIONS SERVICES -- 4.9%
  2,835   D&E Communications, Inc. ..............................         51,994
  5,500   Network Equipment Technologies, Inc. (a) ..............         52,470
  1,900   NTELOS Holdings Corp. .................................         52,516
  3,400   ORBCOMM, Inc. (a) .....................................         55,794
  4,800   Syniverse Holdings, Inc. (a) ..........................         61,728
                                                                    ------------
                                                                         274,502
                                                                    ------------
          TOTAL INVESTMENTS AT VALUE -- 99.4%
            (Cost $5,198,340) ...................................   $  5,604,237

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6% .........         33,300
                                                                    ------------

          TOTAL NET ASSETS -- 100.0% ............................   $  5,637,537
                                                                    ============

(a)   Non-income producing security.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007
================================================================================

1.    ORGANIZATION

The TFS Market Neutral Fund and the TFS Small Cap Fund (individually, a "Fund", and collectively, the "Funds") are each a diversified series of TFS Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. As part of the Trust's organization, the TFS Market Neutral Fund issued in a private placement on June 28, 2004 10,000 shares of the Fund, at $10.00 per share, to TFS Capital LLC (the "Adviser"), the investment adviser to the Fund. The Fund commenced operations on September 7, 2004. The TFS Small Cap Fund commenced operations on March 7, 2006.

The TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market. For this purpose, the term "U.S. equity market" means the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market. "Long-only" refers to a portfolio of common stocks that mimics the movement of the S&P 500 Index, as opposed to one that attempts to hedge equity market risk through the use of short positions, equity options or futures contracts.

The TFS Small Cap Fund seeks to produce long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000(R) Index.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - The Funds' portfolio securities are valued as of the close of the regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time). Securities are valued at market value as of the close on the NYSE on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 180 days of the date of purchase. During the years ended June 30, 2007 and June 30, 2006, proceeds from redemption fees totaled $83,852 and $3,471, respectively, for the TFS Market Neutral Fund and $645 and $0, respectively, for the TFS Small Cap Fund.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific
identification   basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. The tax character of distributions paid by each of the Funds during the periods ended June 30, 2007 and June 30, 2006 were as follows:

                                                    Long-Term
                             Period     Ordinary     Capital        Total
                              Ended      Income       Gains     Distributions
                            ---------   --------    ---------   -------------
TFS Market Neutral Fund     6/30/2007   $362,501     $515,198     $877,699
                            6/30/2006   $     --     $  5,568     $  5,568

TFS Market Small Cap Fund   6/30/2007   $  1,268     $     --     $  1,268
                            6/30/2006   $     --     $     --     $     --

Short positions - The TFS Market Neutral Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expenses - Common expenses of the Trust are allocated among the Funds of the Trust based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Federal income tax - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of June 30, 2007:

                                                                  TFS MARKET    TFS SMALL
                                                                 NEUTRAL FUND    CAP FUND
------------------------------------------------------------------------------------------
Tax cost of portfolio investments and securities sold short ..    $56,184,466   $5,209,966
                                                                 ============   ==========
Gross unrealized appreciation ................................    $23,479,929   $  507,060
Gross unrealized depreciation ................................    (10,904,565)    (112,789)
                                                                 ------------   ----------
Net unrealized appreciation ..................................     12,575,364      394,271
Accumulated undistributed ordinary income ....................      4,085,999      760,873
Accumulated undistributed long-term gains ....................         82,573           --
                                                                 ------------   ----------
Distributable earnings .......................................    $16,743,936   $1,155,144
                                                                 ============   ==========

The difference between the federal income tax cost of portfolio of investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

For the year ended June 30, 2007, the TFS Small Cap Fund reclassified $31,287 of net investment loss against undistributed net realized gains from security transactions on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statment and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

3.    INVESTMENT TRANSACTIONS

During the year ended June 30, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $576,610,712 and $416,836,922, respectively, for the TFS Market Neutral Fund and $20,299,266 and $19,592,351, respectively, for the TFS Small Cap Fund.

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

Each Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets. The TFS Small Cap Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets, which may be increased or decreased by as much as 1.25% if the Fund outperforms or underperforms its benchmark by at least 2.50%. The term "benchmark," when used for the TFS Small Cap Fund's investment advisory fee discussion, means the performance of the Russell 2000 Index plus 2.50%. During the first twelve months of operations (until March 31, 2007), the Adviser received the full base fee of 1.25% from the TFS Small Cap Fund, with no performance fee adjustment. During the year ended June 30, 2007, investment advisory fees were increased $12,689 pursuant to the performance fee adjustment.

The Adviser has contractually agreed to waive its advisory fees and to absorb each Fund's operating expenses (for the life of the Funds) to the extent necessary to limit each Fund's aggregate annual ordinary operating expenses to 2.50% of the TFS Market Neutral Fund's average daily net assets and 1.75% of the TFS Small Cap Fund's average daily net assets. For the TFS Small Cap Fund, the expense cap is calculated prior to the performance fee adjustment. Therefore, it is possible that the TFS Small Cap Fund's expense ratio could exceed the 1.75% cap. As a result of this agreement,

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

during the year ended June 30, 2007, the Adviser waived investment advisory fees of $184,445 with respect to the TFS Market Neutral Fund and waived all of its base investment advisory fees of $56,508 and reimbursed $84,488 of other operating expenses with respect to the TFS Small Cap Fund.

Advisory fee waivers and expenses absorbed by the Adviser are subject to repayment by the respective Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause the ordinary operating expenses to exceed the 2.50% and the 1.75% expense cap, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund. As of June 30, 2007, the Adviser may in the future recoup fees waived and expenses reimbursed totaling $580,327 and $180,808, respectively, from the TFS Market Neutral Fund and the TFS Small Cap Fund. The Adviser may recapture these amounts no later than the dates as stated below:

                           June 30,     June 30,    June 30,
                             2010         2009        2008
                          ----------   ----------   ---------
TFS Market Neutral Fund    $184,445     $220,474    $175,408
TFS Small Cap Fund         $140,996     $ 39,812    $     --

The President of the Trust is also a Principal of the Adviser. Additionally, this individual serves as Chief Compliance Officer of the Trust and of the Adviser. Each Fund reimburses the Adviser $9,000 annually for the services provided by the Chief Compliance Officer to the Trust.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC ("Ultimus") supplies internal regulatory compliance services and executive and administrative services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. For the year ended June 30, 2007, the TFS Market Neutral Fund and the TFS Small Cap Fund paid Ultimus $106,304 and $24,000, respectively, for administration fees. Certain officers of the Trust are also officers of Ultimus.

ACCOUNTING SERVICES AGREEMENT

Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million from each Fund. For the year ended June 30, 2007, the TFS Market Neutral Fund and the TFS Small Cap Fund paid Ultimus $37,913 and $30,408, respectively, for accounting services fees. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds' portfolio securities.

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a monthly fee at an annual rate of $24 per shareholder account, subject to a $1,500 minimum monthly fee. For the year ended June 30, 2007, the TFS Market Neutral Fund and the TFS Small Cap Fund paid Ultimus $30,684 and $18,000, respectively, for transfer agent fees. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser.

5.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

6.    ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 Fund calculations as late as the Funds' last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their Semi-Annual Report on December 31, 2007. Management is in the process of determining the impact of the adoption of FIN 48.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, each Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

TFS CAPITAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of TFS Capital Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and schedule of securities sold short, of TFS Capital Investment Trust (the "Funds"), comprising TFS Market Neutral Fund and TFS Small Cap Fund, as of June 30, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting TFS Capital Investment Trust as of June 30, 2007, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
August 24, 2007

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

TFS MARKET NEUTRAL FUND

----------------------------------------------------------------------------------
                                     Beginning         Ending
                                   Account Value    Account Value    Expenses Paid
                                  January 1, 2007   June 30, 2007   During Period*
----------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $1,091.20         $15.71
----------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)                  $1,000.00        $1,009.77         $15.10
----------------------------------------------------------------------------------

TFS SMALL CAP FUND

----------------------------------------------------------------------------------
                                     Beginning         Ending
                                   Account Value    Account Value    Expenses Paid
                                  January 1, 2007   June 30, 2007   During Period*
----------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $1,140.40         $12.05
----------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)                  $1,000.00        $1,013.54         $11.33
----------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 3.03% and 2.27%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the applicable period).

OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC's website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

-------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF
                                                                                                               PORTFOLIOS
                                                                        PRINCIPAL OCCUPATION(S)                  IN FUND
NAME,                              LENGTH    POSITION(S)                  DURING PAST 5 YEARS                    COMPLEX
ADDRESS                           OF TIME        HELD                     AND DIRECTORSHIPS OF                  OVERSEEN
AND AGE                            SERVED     WITH TRUST                   PUBLIC COMPANIES**                  BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
-------------------------------------------------------------------------------------------------------------------------

*Larry S. Eiben                  Since       Trustee,      Chief  Operating  Officer  and  Chief  Compliance        2
1800 Bayberry Court, Suite 103   January     President     Officer of TFS Capital LLC
Richmond, Virginia 23226         2004        and Chief
Year of Birth: 1972                          Compliance
                                             Officer
-------------------------------------------------------------------------------------------------------------------------

*Thomas M. Frederick             Since       Trustee       Director of Business  Development for TFS Capital        2
1800 Bayberry Court, Suite 103   June                      LLC from July 2006 - present.  Associate Director
Richmond, Virginia 23226         2004                      of Virginia  Student Aid Foundation from February
Year of Birth: 1972                                        2004 - July  2006;  Associate  Chief  Information
                                                           Officer of Samuel James Ltd. from February 2003 -
                                                           February 2004; Associate with Morgan Stanley from
                                                           August 2002 - February 2003.
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
-------------------------------------------------------------------------------------------------------------------------

Merle C. Hazelton                Since       Trustee       Assistant   Controller-Investment   of   Genworth        2
1800 Bayberry Court, Suite 103   June 2004                 Financial,   Inc.   from  May  2005  to  present.
Richmond, Virginia 23226                                   Controller-Treasury    of   Genworth   Financial,
Year of Birth: 1962                                        Inc.(insurance/  financial  services  firm)  from
                                                           February 2002 to May 2005; Treasury Consultant of
                                                           GE   Financial   Assurance   (insurance/financial
                                                           services  firm)  from  October  2001 to  February
                                                           2002.
-------------------------------------------------------------------------------------------------------------------------

Mark J. Malone                   Since       Trustee       Managing  Director  of  Institutional   Sales  of        2
1800 Bayberry Court, Suite 103   June 2004                 Morgan Keegan & Company,  Inc. from April 2006 to
Richmond, Virginia 23226                                   present;  Director of  Institutional  Equities of
Year of Birth: 1966                                        Deutsche Bank  Securities  from June 1998 - March
                                                           2006.
-------------------------------------------------------------------------------------------------------------------------

Brian O'Connell                  Since       Trustee       Independent  writer/author  from  January  1996 -        2
1800 Bayberry Court, Suite 103   June 2004                 present.
Richmond, Virginia 23226
Year of Birth: 1959
-------------------------------------------------------------------------------------------------------------------------

TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================

NAME,                             LENGTH    POSITION(S)
ADDRESS                          OF TIME        HELD            PRINCIPAL OCCUPATION(S)
AND AGE                           SERVED     WITH TRUST           DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
--------------------------------------------------------------------------------------------

Robert G. Dorsey                Since       Vice          Managing  Director of Ultimus Fund
225 Pictoria Drive, Suite 450   June 2004   President     Solutions,  LLC and  Ultimus  Fund
Cincinnati, Ohio 45246                                    Distributors, LLC
Year of Birth: 1957
--------------------------------------------------------------------------------------------

Mark J. Seger                   Since       Treasurer     Managing  Director of Ultimus Fund
225 Pictoria Drive, Suite 450   June 2004                 Solutions,  LLC and  Ultimus  Fund
Cincinnati, Ohio 45246                                    Distributors, LLC
Year of Birth: 1962
--------------------------------------------------------------------------------------------

John F. Splain                  Since       Secretary     Managing  Director of Ultimus Fund
225 Pictoria Drive, Suite 450   June 2004                 Solutions,  LLC and  Ultimus  Fund
Cincinnati, Ohio 45246                                    Distributors, LLC
Year of Birth: 1957
--------------------------------------------------------------------------------------------

* Larry S. Eiben and Thomas M. Frederick, as affiliated persons of TFS Capital LLC, the Trust's investment adviser, are considered "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

**    None of the Trustees are directors of public companies.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-534-2001.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income made by the Funds during the fiscal year ended June 30, 2007. Certain dividends paid by the TFS Market Neutral Fund and TFS Small Cap Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The TFS Market Neutral Fund and TFS Small Cap Fund intend to designate up to a maximum amount of $877,699 and $1,268, respectively, as taxed at a maximum rate of 15%.

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreements with the Adviser for the TFS Market Neutral Fund and the TFS Small Cap Fund. These approvals took place at an in-person meeting held on May 21, 2007, at which a majority of the Independent Trustees was present.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Investment Advisory Agreements and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements continue to be in the best interests of the Funds and their shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund and the Adviser; (iii) the actual and projected costs of the services provided and the profits to be realized by the Adviser from its relationship with the Funds; and (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance program, and the Adviser's role in coordinating such services and programs. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting on the Agreements, the Independent Trustees reviewed the Agreements with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Below are summaries of the discussions and findings of the Trustees in regard to the approvals of the Investment Advisory Agreements.

(i) THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER. In this regard, the Independent Trustees reviewed the services being provided by the Adviser to the Funds. They discussed the responsibilities of the Adviser under the Advisory Agreements and the Adviser's compensation under the Agreements. The Independent Trustees reviewed the background and experience of the Adviser's key investment and operating personnel. They also considered the Adviser's commitment to hire qualified professional staff and the Adviser's ongoing commitment to research and development of new trading programs for the Funds. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser were satisfactory for the Market Neutral Fund and the Small Cap Fund.

(ii) THE INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER. In this regard, the Independent Trustees compared the performance of the Market Neutral Fund with the performance of the S&P 500 Index, the Fund's primary benchmark, over various periods ended March 31, 2007. It was noted by the Independent Trustees that as of March 31, 2007, in spite of the Fund's market neutral strategy, it has outperformed the S&P 500 Index over both the one year period and since inception. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as "long short" funds, which is the category to which the Market Neutral Fund has been assigned. The Independent Trustees noted that for the one year period ended March 31, 2007, the Market Neutral Fund (18.57%) significantly outperformed the average fund in the Morningstar long short category (7.04%). They also reviewed performance information with respect to the Adviser's other managed accounts with similar investment objectives, concluding that the Fund's performance was comparable to the performance of these other accounts. The Independent Trustees also considered the consistency of the Adviser's management of the Market Neutral Fund with the Fund's investment objective and policies. After considerable discussion, the Independent Trustees concluded that the investment performance of the Market Neutral Fund has been above average.

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

      The Independent Trustees next discussed the performance of the Small Cap Fund. Its performance was compared to the performance of the Russell 2000 Index, the Fund's primary benchmark, over various periods ended March 31, 2007. It was noted by the Independent Trustees that the Small Cap Fund outperformed the Russell 2000 Index over both the one year period then ended and since inception. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as "small cap blend" funds, which is the category to which the Small Cap Fund has been assigned. The Independent Trustees noted that for the one year period ended March 31, 2007, the Small Cap Fund's 11.85% return was significantly higher than the performance  of the  average  fund  in the  Morningstar  small  cap  blend
      category  (5.68%)  over  the  same  period.   They  reviewed   performance
      information with respect to the Adviser's other managed accounts but concluded that none of these other accounts provided a good comparison due to differences in investment objectives. The Independent Trustees also considered the consistency of the Adviser's management of the Small Cap Fund with the Fund's investment objective and policies. After considerable discussion, the Independent Trustees concluded that the investment performance of the Small Cap Fund has been above average.

(iii) THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER FROM ITS RELATIONSHIP WITH THE FUNDS. In this regard, the Independent Trustees considered the Adviser's staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the Funds by the principals of the Adviser; the asset levels of each Fund; and the overall expenses of each Fund. The Independent Trustees reviewed the rate of the advisory fees paid by the Funds under the Advisory Agreements and compared them to the average advisory fee ratios of similar mutual funds as reported by Morningstar. They also compared the total operating expense ratios of the Funds with average expense ratios of representative funds, focusing on other funds included in their respective Morningstar categories. It was noted by the Independent Trustees that the Market Neutral Fund's advisory fee of 2.25% and its overall expense ratio of 2.49% were each higher than the average advisory fee (1.27%) and average expense ratio (1.99%) for Morningstar's long short fund category. The Independent Trustees performed a similar comparison for the Small Cap Fund, finding that the Small Cap Fund's base advisory fee of 1.25% and its overall expense ratio of 1.72% were each higher than the average advisory fee (0.84%) and average expense ratio (1.32%) for Morningstar's small cap blend category. The Independent Trustees next considered the Adviser's analysis of its revenues and expenses with respect to its services provided to each Fund for the one year period since March 31, 2007, and since inception through March 31, 2007. It was noted by the Independent Trustees that for the one year period ended March 31, 2007 the Adviser collected 1.82% as compared to its 2.25% advisory fee with respect to its services to the Market Neutral Fund. The Independent Trustees further noted that, since inception through March 31, 2007, the Adviser has collected 1.43% (annualized) as compared to its 2.25% advisory fee from the Market Neutral Fund. The Independent Trustees also noted that, in addition to the advisory fee waivers by the Adviser, the Adviser has reimbursed other Fund expenses which, when taken in the aggregate, total $532,123 through March 31, 2007. Next, the Independent Trustees reviewed the revenue and expense information with respect to the Small Cap Fund. It was noted by the Independent Trustees that the Adviser has yet to recognize a profit with respect to its services to the Small Cap Fund and, in fact, has yet to collect any of its advisory fee. It was further noted that not only has the Adviser waived all of its advisory fees since the Small Cap Fund's inception, it has also reimbursed a significant amount of other Fund expenses which, when taken in the aggregate, total $143,062 through March 31, 2007. The Independent Trustees also discussed the Small Cap Fund's performance fee arrangement, noting that through March 31, 2007, the performance fee has not been applicable, and, therefore does not significantly impact their

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

      current analysis. The Independent Trustees also reviewed the balance sheet of the Adviser as of March 31, 2007 and concluded that the Adviser has the necessary financial resources to serve as the Funds' investment adviser. The Independent Trustees considered the "fallout benefits" to the Adviser, including the additional exposure the Adviser has received as a result of managing the Funds. Following consideration of the foregoing, the
      Independent Trustees concluded that the fees paid by each Fund to the Adviser are reasonable.

(iv) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS A FUND GROWS AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF A FUND'S INVESTORS. In this regard, the Independent Trustees considered that the Adviser is not collecting its full advisory fees from the Market Neutral Fund due to its commitment to cap overall expenses and, with respect to the Small Cap Fund, the Adviser has not collected any of its advisory fees and continues to reimburse other expenses in order to cap the Small Cap Fund's overall expenses. The Independent Trustees concluded that, at current asset levels, even with the significant growth in the Market Neutral Fund, it would not be relevant to consider the extent to which economies of scale are being realized. It was noted by the Independent Trustees that, to the extent that the Funds continue to grow, this factor will likely become a more important consideration at future contract renewals. The Independent Trustees further determined that it is not necessary or appropriate to introduce fee breakpoints at the present time for either Fund. The Independent Trustees noted, however, that to the extent that a Fund continues to grow in assets, it may become necessary for the Adviser to consider adding fee breakpoints to such Fund's Advisory Agreement.

The Independent Trustees concluded that, based on each Fund's performance record along with the Adviser's financial commitment to the Funds, they believe that the Adviser has provided high quality advisory services to the Funds. The Independent Trustees indicated that, although the advisory fees of the Funds are in the higher range of fees for other comparably managed funds, they believe the fees to be reasonable given the complexity of each Fund's investment strategies, the above average performance records, the quality of services provided by the Adviser, the relatively small size of each Fund, and the absence to date of any profits, over the periods since the Funds inception dates, accruing to the Adviser from the Advisory Agreements.

In conclusion, the Trustees did not identify any single factor discussed previously as all-important or controlling in their determination to approve the Investment Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the Investment Advisory Agreements were fair and reasonable, that the Adviser's fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that the Agreements are in the best interests of the Funds.

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

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Merle C. Hazelton. Mr. Hazelton is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $28,350 and $27,000 with respect to the registrant's fiscal years ended June 30, 2007 and 2006, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,400 and $4,200 with respect to the registrant's fiscal years ended June 30, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) With respect to the fiscal years ended June 30, 2007 and 2006, aggregate non-audit fees of $4,400 and $4,200, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Larry S, Eiben
                           -----------------------------------------------------
                           Larry S. Eiben, President

Date          August 31, 2007
      ------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Larry S. Eiben
                           -----------------------------------------------------
                           Larry S. Eiben, President

Date          August 31, 2007
      ------------------------------------------

By (Signature and Title)*  /s/ Mark J. Seger
                           -----------------------------------------------------
                           Mark J. Seger, Treasurer

Date          August 31, 2007
      ------------------------------------

* Print the name and title of each signing officer under his or her signature.